UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

July 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
High Yield Municipal Income Fund
Semiannual Report
July 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report July 31, 2023
Eaton Vance
High Yield Municipal Income Fund

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Performance

Portfolio Manager(s) Cynthia J. Clemson and William J. Delahunty, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	0.33%	(0.33)%	1.62%	4.02%
Class A with 3.25% Maximum Sales Charge	—	—	(2.89)	(3.55)	0.94	3.67
Class C at NAV	06/18/1997	08/07/1995	(0.05)	(1.03)	0.86	3.40
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.03)	(1.99)	0.86	3.40
Class I at NAV	05/09/2007	08/07/1995	0.46	(0.07)	1.87	4.27
Class W at NAV	10/01/2021	08/07/1995	0.82	0.40	2.03	4.36

Bloomberg Municipal Bond Index	—	—	0.20%	0.93%	1.87%	2.81%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class W
Gross	0.91%	1.66%	0.66%	0.64%
Net	0.91	1.66	0.66	0.21
% Distribution Rates/Yields[4]	Class A	Class C	Class I	Class W
Distribution Rate	3.98%	3.23%	4.23%	4.70%
Taxable-Equivalent Distribution Rate	6.72	5.45	7.14	7.94
SEC 30-day Yield	3.80	3.17	4.18	4.64
Taxable-Equivalent SEC 30-day Yield	6.41	5.36	7.05	7.84
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	5.08%
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
3

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class W is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratio for Class W reflects a contractual expense reimbursement of investment advisory fees that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.

4

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,003.30	$5.17	1.04%
Class C	$1,000.00	$ 999.50	$8.87	1.79%
Class I	$1,000.00	$1,004.60	$3.93	0.79%
Class W	$1,000.00	$1,008.20	$1.59**	0.32%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.64	$5.21	1.04%
Class C	$1,000.00	$1,015.92	$8.95	1.79%
Class I	$1,000.00	$1,020.88	$3.96	0.79%
Class W	$1,000.00	$1,023.21	$1.61**	0.32%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.
**	Absent a reimbursement of investment advisory fees by an affiliate(s), expenses would be higher.
5

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 2.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.4%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,732,500
		$ 4,732,500
Hospital — 1.1%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$ 3,507,212
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	4,990	4,915,150
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	5,605,469
		$ 14,027,831
Other — 0.6%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,374,451
		$ 8,374,451
Total Corporate Bonds (identified cost $29,113,699)		$ 27,134,782

Tax-Exempt Municipal Obligations — 98.3%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$567	$ 102,094
		$ 102,094
Education — 2.9%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39	$1,270	$ 1,244,473
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	697,339
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,517,580
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	525,238
5.375%, 6/15/48(1)	1,020	929,526
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	87,334
4.00%, 5/1/51	500	404,690
Security	Principal Amount (000's omitted)	Value
Education (continued)
District of Columbia, (KIPP DC), 4.00%, 7/1/44	$970	$ 845,045
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	4,300	3,522,388
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	589,095
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	676,050
Illinois Finance Authority, (DePaul College Prep Foundation), 5.625%, 8/1/53(1)	2,500	2,533,325
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	145	138,923
5.00%, 7/1/55	460	416,622
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 4.00%, 9/1/40	1,200	1,151,100
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools), 4.00%, 7/1/51(1)	2,870	2,153,332
Phoenix Industrial Development Authority, AZ, (Legacy Traditional Schools), 5.00%, 7/1/46(1)	2,500	2,304,550
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	230	216,623
5.00%, 6/15/39(1)	185	173,415
5.00%, 6/15/49(1)	260	230,389
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	970	747,424
5.00%, 4/1/40(1)	795	778,226
5.00%, 4/1/50(1)	2,380	2,217,517
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,623,380
Tennessee State School Bond Authority:
5.00%, 11/1/52	380	416,575
5.00%, 11/1/52(4)	10,000	10,962,500
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/40	750	661,005
		$ 37,763,664
Electric Utilities — 2.7%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 4,236,101
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	14,327,537
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	5,610	4,870,658
South Carolina Public Service Authority, 5.75%, 12/1/47	10,000	11,027,600
		$ 34,461,896

6
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 1.6%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
Prerefunded to 7/1/24, 5.00%, 7/1/34	$750	$ 760,935
Prerefunded to 7/1/24, 5.00%, 7/1/39	1,250	1,268,225
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	1,000	1,031,400
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	3,978,178
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
Prerefunded to 10/1/24, 5.125%, 10/1/34	2,500	2,553,575
Prerefunded to 10/1/24, 5.40%, 10/1/44	1,770	1,813,436
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University), Prerefunded to 4/1/24, 5.00%, 4/1/39	3,500	3,536,365
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	633,880
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	50,965
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	130	147,233
Prerefunded to 4/1/32, 4.00%, 4/1/52(1)	30	32,991
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), Prerefunded to 1/1/24, 7.00%, 1/1/34	3,000	3,043,440
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,467,586
		$ 20,318,209
General Obligations — 14.9%
Beaverton School District No. 48J, OR, 5.00%, 6/15/52(4)	$15,000	$ 16,358,700
Chicago Board of Education, IL:
5.00%, 12/1/26	1,595	1,646,311
5.00%, 12/1/41	3,550	3,567,324
5.00%, 12/1/42	6,950	6,847,905
5.00%, 12/1/44	2,305	2,279,207
5.00%, 12/1/46	5,500	5,402,815
5.00%, 12/1/47	9,800	9,717,484
Chicago, IL:
5.00%, 1/1/40	2,000	2,061,440
5.00%, 1/1/44	7,000	7,148,400
5.25%, 1/1/38	6,750	7,297,425
5.50%, 1/1/43	2,000	2,129,080
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Detroit, MI:
5.00%, 4/1/30	$1,400	$ 1,444,842
5.00%, 4/1/31	865	891,685
5.50%, 4/1/45	1,930	2,011,485
5.50%, 4/1/50	3,620	3,747,315
6.00%, 5/1/43	1,000	1,117,840
Illinois:
4.00%, 11/1/40	4,000	3,893,160
5.00%, 5/1/33	9,480	10,110,610
5.00%, 5/1/35	3,500	3,526,040
5.00%, 12/1/42	8,125	8,345,269
5.50%, 5/1/39	1,085	1,186,502
5.50%, 3/1/47	2,000	2,179,380
5.50%, 5/1/47	2,000	2,181,560
5.75%, 5/1/45	1,115	1,219,230
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/53	12,000	11,595,000
Leander Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/47(4)	5,000	5,421,200
New York, NY:
4.00%, 4/1/50	10,000	9,705,300
4.18%, 4/1/42(5)	9,000	9,000,000
(SPA: Barclays Bank PLC), 4.48%, 10/1/46(5)	17,575	17,575,000
(SPA: JPMorgan Chase Bank, N.A.), 4.65%, 3/1/40(5)	5,810	5,810,000
Puerto Rico:
0.00%, 7/1/33	731	446,288
4.00%, 7/1/33	4,500	4,279,905
4.00%, 7/1/41	7,533	6,487,344
5.625%, 7/1/29	3,343	3,577,894
5.75%, 7/1/31	9,280	10,132,752
Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,480	1,883,028
Ysleta Independent School District, TX, (PSF Guaranteed), 4.25%, 8/15/56	1,500	1,481,475
		$ 193,706,195
Hospital — 6.7%
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	$550	$ 528,198
5.00%, 11/1/44	500	468,270
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,017,170
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	1,655	1,536,999
Colorado Health Facilities Authority, (AdventHealth Obligated Group), 3.00%, 11/15/51	11,160	8,427,809

7
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Colorado Health Facilities Authority, (CommonSpirit Health):
4.00%, 8/1/44	$3,290	$ 3,055,423
5.50%, 11/1/47	4,000	4,279,360
Connecticut State Health and Educational Facilities Authority, (Connecticut Children Medical Center), 4.25%, 7/15/53	2,045	1,977,495
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,231,610
Decatur Hospital Authority, TX, (Wise Health System):
4.00%, 9/1/34	1,604	1,413,092
4.00%, 9/1/44	9,039	7,190,434
Illinois Finance Authority, (OSF HealthCare System), 4.125%, 5/15/47	4,975	4,679,982
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	2,991,537
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	4,177,940
Maryland Health and Higher Educational Facilities Authority, (Frederick Health System), 5.25%, 7/1/53	3,500	3,704,925
Massachusetts Development Finance Agency, (Boston Medical Center), Sustainability Bonds, 4.375%, 7/1/52	2,700	2,587,680
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,051,803
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,766,342
5.00%, 2/15/48	3,000	2,773,530
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	5,355,761
5.00%, 7/1/41	1,750	1,750,752
Pennsylvania Economic Development Financing Authority, (UPMC), 4.00%, 5/15/53	4,885	4,485,847
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	2,833,431
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(1)(4)	7,000	7,018,200
West Virginia Hospital Finance Authority, (West Virginia Health System Obligated Group), 4.375%, 6/1/53	3,000	2,923,950
Wisconsin Health and Educational Facilities Authority, (Thedacare, Inc.), 3.125%, 12/15/49	3,765	2,736,477
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,501,175
		$ 87,465,192
Security	Principal Amount (000's omitted)	Value
Housing — 3.7%
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	$4,000	$ 3,295,480
CSCDA Community Improvement Authority, CA, (City of Orange Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 3/1/57(1)	9,350	6,198,208
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	9,930	6,592,130
Indiana Finance Authority, (CHF-Tippecanoe, LLC - Student Housing), 5.125%, 6/1/58	1,650	1,683,726
Maine Housing Authority:
Social Bonds, 4.65%, 11/15/48(6)	1,000	1,004,600
Social Bonds, 4.70%, 11/15/53(6)	2,500	2,509,075
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue:
4.00%, 7/1/40	1,000	956,050
5.75%, 7/1/53	2,000	2,178,760
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	6,929	6,623,572
New York City Housing Development Corp., NY, 4.80%, 2/1/53	5,000	5,066,100
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.00%, 10/1/50	3,665	3,717,446
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	1,926,850
Rhode Island Housing and Mortgage Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 4.60%, 10/1/48(6)	3,700	3,690,121
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(7)	860	860,000
11.00%, 7/1/31(7)	2,000	2,000,000
		$ 48,302,118
Industrial Development Revenue — 14.0%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$8,950	$ 8,155,777
Arkansas Development Finance Authority, (United States Steel Corp.):
Green Bonds, (AMT), 5.45%, 9/1/52	11,200	11,199,440
Green Bonds, (AMT), 5.70%, 5/1/53	4,230	4,292,942
Henderson, KY, (Pratt Paper, LLC):
(AMT), 4.45%, 1/1/42(1)	2,500	2,419,250
(AMT), 4.70%, 1/1/52(1)	7,500	7,160,250
Hoover Industrial Development Board, AL, (United States Steel Corp.), (AMT), 5.75%, 10/1/49	2,500	2,515,200

8
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Houston, TX, (United Airlines, Inc.), (AMT), 4.00%, 7/15/41	$11,730	$ 10,478,644
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	14,380	14,550,115
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.), (AMT), 3.50%, 12/1/51(1)	5,250	3,669,750
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	3,905,779
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,895,416
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	9,000	7,758,810
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	6,500	6,228,170
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	6,335	5,491,305
(AMT), 4.875%, 11/1/42(1)	6,965	6,237,993
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	1,845	1,444,082
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	432,178
New Jersey Economic Development Authority, (Continental Airlines):
(AMT), 5.25%, 9/15/29	8,285	8,303,144
(AMT), 5.50%, 6/1/33	4,375	4,422,250
(AMT), 5.625%, 11/15/30	3,860	3,917,012
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	2,000	1,912,740
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 4.375%, 10/1/45	10,000	9,715,900
(AMT), 5.00%, 10/1/40	21,725	22,343,076
Niagara Area Development Corp., NY, (Covanta), (AMT), 4.75%, 11/1/42(1)	7,000	6,168,540
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,000	992,860
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,388,433
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	4,968,950
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	6,290	5,997,389
Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	$475	$ 468,797
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,328,674
		$ 181,762,866
Insured - Escrowed/Prerefunded — 0.8%
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	$10,000	$ 10,404,400
		$ 10,404,400
Insured - General Obligations — 0.4%
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	$5,000	$ 4,975,600
		$ 4,975,600
Insured - Hospital — 0.4%
California Statewide Communities Development Authority, (Enloe University Medical Center), (AGM), 5.25%, 8/15/52	$600	$ 638,712
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/46	6,505	4,872,310
		$ 5,511,022
Insured - Other Revenue — 0.2%
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	$3,500	$ 2,299,465
		$ 2,299,465
Insured - Special Tax Revenue — 4.3%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 7,430,897
(NPFG), 0.00%, 11/15/26	9,395	8,237,724
(NPFG), 0.00%, 11/15/28	9,605	7,789,463
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	990,811
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	333,568
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
(AGM), 0.00%, 12/15/56	10,000	2,101,000
(BAM), 4.00%, 12/15/42	4,060	3,963,941
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	17,580,525
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.375%, 11/15/52	2,000	2,236,540

9
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	$2,515	$ 2,434,369
(AGM), 3.75%, 5/1/40	2,985	2,857,421
		$ 55,956,259
Insured - Transportation — 1.6%
Chicago, IL, (O'Hare International Airport), (AGM), 5.50%, 1/1/43	$1,355	$ 1,361,911
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,378,888
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,262,385
Greater Asheville Regional Airport Authority, NC, (AGM), (AMT), 5.25%, 7/1/53	1,500	1,589,055
Houston, TX, Airport System Revenue, (AGM), (AMT), 5.25%, 7/1/53	5,000	5,358,900
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,361,312
		$ 21,312,451
Insured - Water and Sewer — 0.7%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$2,155	$ 1,739,969
(AGM), 0.00%, 10/1/28	3,965	3,033,978
(AGM), 0.00%, 10/1/29	3,035	2,184,198
(AGM), 0.00%, 10/1/30	2,580	1,730,922
		$ 8,689,067
Lease Revenue/Certificates of Participation — 2.7%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51	$1,600	$ 1,530,656
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,901,983
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	960	1,005,331
5.00%, 6/15/44	8,290	8,737,411
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	3,150	3,125,556
4.25%, 6/15/44	3,600	3,623,004
5.50%, 6/15/50	1,750	1,932,578
2020 Series AA, 4.00%, 6/15/50	5,000	4,736,050
		$ 34,592,569
Security	Principal Amount (000's omitted)	Value
Nursing Home — 0.0%(2)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$220	$ 220,904
		$ 220,904
Other Revenue — 3.5%
Black Belt Energy Gas District, AL, 5.50% to 2/1/29 (Put Date), 6/1/49(6)	$2,800	$ 2,949,436
Buckeye Tobacco Settlement Financing Authority, OH:
3.00%, 6/1/48	4,545	3,487,242
5.00%, 6/1/55	26,675	24,830,157
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(7)	6,250	1,125,000
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	2,940	3,063,745
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	1,260	1,295,242
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,205,205
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,012,868
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,465	5,717,920
		$ 45,686,815
Senior Living/Life Care — 9.2%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	$360	$ 342,425
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	7,945	7,450,026
5.00%, 11/15/38	1,000	932,010
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	645,251
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,053,960
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	425	357,510
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	230,290
5.375%, 11/15/55	300	277,359
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,781,437
5.00%, 5/15/58	2,525	1,841,331
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	751,208
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	818,810

10
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	$1,600	$ 1,555,104
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	875,070
Franklin County, OH, (Ohio Living Communities), 5.50%, 7/1/41(6)	6,000	6,008,700
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	118,324
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	415	415,141
6.375%, 1/1/33	60	60,042
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,545,065
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	342,892
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	1,500	1,122,420
5.00%, 5/15/43	2,750	2,153,057
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,606,838
5.00%, 11/15/38(1)	1,010	1,026,079
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,100	1,055,692
5.00%, 10/1/47(1)	1,280	1,153,830
5.00%, 10/1/57(1)	2,410	2,108,461
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	933,535
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(7)	10	290
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,239,849
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	7,738,540
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	529,799
5.625%, 7/1/46(1)	555	501,776
5.75%, 7/1/54(1)	1,745	1,567,150
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	5,931,257
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	13,478,700
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	1,600	1,560,096
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge): (continued)
4.375%, 1/1/39	$1,250	$ 1,010,550
5.00%, 1/1/49	6,000	4,768,560
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	6,000	5,804,160
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,835	1,331,476
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	729,036
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	1,445	1,713,756
South Carolina Jobs-Economic Development Authority, (Seafields Kiawah Island Project), 7.75%, 11/15/58	9,000	9,023,580
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/30	1,945	1,909,251
5.00%, 4/1/38	2,500	2,292,500
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,143,263
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	680,079
6.75%, 11/15/51	3,250	2,947,457
6.875%, 11/15/55	200	182,828
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	2,041,959
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,325,685
5.00%, 7/1/46(1)	1,250	986,875
Washington Housing Finance Commission, (Horizon House), 5.00%, 1/1/48(1)	7,225	5,736,289
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,229,254
5.00%, 1/1/49(1)	695	538,396
		$ 119,504,278
Special Tax Revenue — 11.0%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$ 6,992,823
Conroe Local Government Corp., TX, (Conroe Convention Center Hotel):
3.50%, 10/1/31(1)	685	584,339
5.00%, 10/1/50(1)	1,605	1,321,766

11
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	$2,000	$ 2,018,200
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	3,725	3,751,969
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	492,576
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	900	913,959
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
5.00%, 6/15/50	8,460	8,586,562
5.00%, 6/15/57	8,755	8,839,749
5.50%, 6/15/53	2,420	2,471,449
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,459,866
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(7)	1,005	10
5.75%, 5/1/38	1,065	1,073,776
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/46(4)	10,000	10,895,500
5.50%, 11/1/45(1)(4)	10,000	11,480,900
(SPA: JPMorgan Chase Bank, N.A.), 4.65%, 8/1/42(5)	2,000	2,000,000
(SPA: JPMorgan Chase Bank, N.A.), 4.65%, 2/1/45(5)	3,750	3,750,000
New York Thruway Authority, Personal Income Tax Revenue, Green Bonds, 5.00%, 3/15/55	10,000	10,884,600
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,845,350
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	26,380	7,557,606
0.00%, 7/1/51	25,000	5,340,000
4.75%, 7/1/53	9,740	9,247,935
5.00%, 7/1/58	24,925	24,320,818
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,177,338
South Village Community Development District, FL:
4.875%, 5/1/35	500	500,820
5.00%, 5/1/38	100	100,118
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	938	890,259
Series A2, 5.80%, 5/1/35	795	535,925
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	490	402,564
Tolomato Community Development District, FL:
3.00%, 5/1/32	1,540	1,358,757
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Tolomato Community Development District, FL: (continued)
3.25%, 5/1/40	$2,865	$ 2,242,493
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,150,408
		$ 142,188,435
Student Loan — 0.1%
New Jersey Higher Education Student Assistance Authority, (AMT), 4.00%, 12/1/30	$1,605	$ 1,602,111
		$ 1,602,111
Transportation — 16.4%
Broward County, FL, Port Facilities Revenue, (AMT), 5.25%, 9/1/47	$2,000	$ 2,134,600
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	1,600	1,623,344
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	7,160,860
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), 5.00%, 7/1/51	4,000	4,042,800
Chicago, IL, (O'Hare International Airport):
(AMT), 4.375%, 1/1/40	2,500	2,465,575
(AMT), 5.00%, 1/1/53	5,915	6,041,108
(AMT), 5.50%, 1/1/55(4)	4,000	4,277,320
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,503,450
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,751,257
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,027,480
Hidalgo County Regional Mobility Authority, TX, 4.00%, 12/1/40	400	368,256
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	1,135	872,543
0.00%, 7/1/30	500	358,520
0.00%, 7/1/31	1,150	766,854
Metropolitan Nashville Airport Authority, TN, (AMT), 5.50%, 7/1/52	3,500	3,833,235
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	12,081,095
Metropolitan Washington Airports Authority, D.C., (AMT), 4.50%, 10/1/53	2,000	2,004,300
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,024,200

12
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New Jersey Turnpike Authority, 5.00%, 1/1/48(1)(4)	$5,000	$ 5,304,050
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,543,660
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	9,435	9,321,025
(AMT), 5.25%, 1/1/50	7,520	7,523,309
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 5.00%, 12/1/29	4,700	5,024,582
(AMT), 5.00%, 12/1/31	8,050	8,760,493
North Texas Tollway Authority, 4.125%, 1/1/40	5,000	4,985,600
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	7,510	7,839,088
(AMT), 5.75%, 6/30/48	9,750	10,826,692
(AMT), 6.00%, 6/30/61	5,000	5,590,350
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(1)(4)	12,080	12,121,676
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/50	4,710	4,875,509
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,491,818
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	6,500	6,584,630
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	10,975	11,097,591
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	5,000	5,034,050
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	310,591
0.00%, 8/1/46	2,500	801,250
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(4)	7,000	7,472,640
Virginia Small Business Financing Authority, (95 Express Lanes LLC Project), (AMT), 4.00%, 1/1/40	3,220	3,040,099
Virginia Small Business Financing Authority, (Transform 66 P3), (AMT), 5.00%, 12/31/52	14,250	14,390,362
		$ 213,275,862
Water and Sewer — 0.5%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$1,905	$ 1,926,069
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.25%, 6/15/52(4)	3,000	3,340,710
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
New York City Municipal Water Finance Authority, NY, (Water and Sewer System): (continued)
(SPA: State Street Bank & Trust Co.), 4.50%, 6/15/41(5)	$1,600	$ 1,600,000
		$ 6,866,779
Total Tax-Exempt Municipal Obligations (identified cost $1,286,395,769)		$1,276,968,251

Taxable Municipal Obligations — 4.9%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23(3)	$291	$ 52,372
		$ 52,372
Education — 0.2%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 786,522
4.50%, 8/1/43(1)	1,500	978,030
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	1,750	1,278,427
		$ 3,042,979
Escrowed/Prerefunded — 0.8%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 10,582,669
		$ 10,582,669
General Obligations — 1.0%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,059,344
Chicago, IL, 7.75%, 1/1/42	4,356	4,426,175
Detroit, MI:
Social Bonds, 3.11%, 4/1/28	830	704,006
Social Bonds, 3.344%, 4/1/30	125	100,584
Social Bonds, 3.644%, 4/1/34	500	382,070
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	2,685	1,379,573
		$ 13,051,752

13
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 1.3%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$ 12,613,702
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	4,298,040
		$ 16,911,742
Insured - General Obligations — 0.3%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$3,268	$ 3,189,958
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	263,719
		$ 3,453,677
Lease Revenue/Certificates of Participation — 0.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(8)	$7,375	$ 7,480,684
		$ 7,480,684
Other Revenue — 0.2%
Golden State Tobacco Securitization Corp., CA, 4.214%, 6/1/50	$3,300	$ 2,416,062
		$ 2,416,062
Special Tax Revenue — 0.5%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$250	$ 241,815
3.72%, 9/1/27(1)	1,115	1,001,984
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,567,820
5.25%, 3/1/31	2,910	2,739,299
		$ 6,550,918
Total Taxable Municipal Obligations (identified cost $67,293,724)		$ 63,542,855
Total Investments — 105.3% (identified cost $1,382,803,192)		$1,367,645,888
Other Assets, Less Liabilities — (5.3)%		$ (68,582,961)
Net Assets — 100.0%		$1,299,062,927

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $184,252,663 or 14.2% of the Fund's net assets.
(2)	Amount is less than 0.05%.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at July 31, 2023.
(6)	When-issued security.
(7)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(8)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At July 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
New York	16.0%
Illinois	12.1%
Texas	11.8%
Others, representing less than 10% individually	63.3%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 8.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.4% of total investments.

14
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	9/20/23	$(19,496,094)	$ 549,320
U.S. Long Treasury Bond	(112)	Short	9/20/23	(13,937,000)	286,022
					$835,342
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
15
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Statement of Assets and Liabilities (Unaudited)

July 31, 2023
Assets
Unaffiliated investments, at value (identified cost $1,382,803,192)	$ 1,367,645,888
Cash	6,925,768
Deposits for derivatives collateral — futures contracts	900,316
Interest receivable	14,240,052
Receivable for investments sold	416,309
Receivable for Fund shares sold	2,645,933
Receivable from affiliates	20,031
Total assets	$1,392,794,297
Liabilities
Payable for floating rate notes issued	$ 69,601,007
Payable for when-issued securities	16,155,520
Payable for Fund shares redeemed	5,715,980
Payable for variation margin on open futures contracts	31,939
Distributions payable	528,231
Payable to affiliates:
Investment adviser fee	471,846
Distribution and service fees	102,061
Interest expense and fees payable	653,371
Accrued expenses	471,415
Total liabilities	$ 93,731,370
Net Assets	$1,299,062,927
Sources of Net Assets
Paid-in capital	$ 1,444,819,309
Accumulated loss	(145,756,382)
Net Assets	$1,299,062,927
Class A Shares
Net Assets	$ 290,347,262
Shares Outstanding	36,226,065
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.01
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.28
Class C Shares
Net Assets	$ 47,085,056
Shares Outstanding	6,352,046
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 7.41
Class I Shares
Net Assets	$ 898,420,767
Shares Outstanding	111,975,551
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.02
16
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Statement of Assets and Liabilities (Unaudited)  — continued

July 31, 2023
Class W Shares
Net Assets	$63,209,842
Shares Outstanding	7,879,475
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.02
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
17
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2023
Investment Income
Interest income	$ 31,541,136
Total investment income	$ 31,541,136
Expenses
Investment adviser fee	$ 2,641,969
Distribution and service fees:
Class A	363,475
Class C	245,091
Trustees’ fees and expenses	40,289
Custodian fee	141,242
Transfer and dividend disbursing agent fees	208,121
Legal and accounting services	49,514
Printing and postage	29,668
Registration fees	51,378
Interest expense and fees	1,494,191
Miscellaneous	67,890
Total expenses	$ 5,332,828
Deduct:
Reimbursement of investment adviser fee — Class W	$ 92,273
Total expense reductions	$ 92,273
Net expenses	$ 5,240,555
Net investment income	$ 26,300,581
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (5,346,149)
Futures contracts	227,172
Net realized loss	$ (5,118,977)
Change in unrealized appreciation (depreciation):
Investments	$ (15,910,970)
Futures contracts	1,296,079
Net change in unrealized appreciation (depreciation)	$(14,614,891)
Net realized and unrealized loss	$(19,733,868)
Net increase in net assets from operations	$ 6,566,713
18
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Statements of Changes in Net Assets

	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 26,300,581	$ 45,120,546
Net realized loss	(5,118,977)	(71,277,589)
Net change in unrealized appreciation (depreciation)	(14,614,891)	(80,654,338)
Net increase (decrease) in net assets from operations	$ 6,566,713	$ (106,811,381)
Distributions to shareholders:
Class A	$ (6,046,571)	$ (12,459,627)
Class C	(835,305)	(1,876,321)
Class I	(18,001,606)	(33,694,504)
Class W	(1,018,953)	(764,048)
Total distributions to shareholders	$ (25,902,435)	$ (48,794,500)
Transactions in shares of beneficial interest:
Class A	$ (11,349,470)	$ (65,175,033)
Class C	(5,670,448)	(21,039,817)
Class I	108,190,290	(153,802,108)
Class W	29,534,657	34,116,812
Net increase (decrease) in net assets from Fund share transactions	$ 120,705,029	$ (205,900,146)
Net increase (decrease) in net assets	$ 101,369,307	$ (361,506,027)
Net Assets
At beginning of period	$ 1,197,693,620	$ 1,559,199,647
At end of period	$1,299,062,927	$1,197,693,620
19
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Financial Highlights

	Class A
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.150	$ 9.080	$ 9.360	$ 9.380	$ 8.830	$ 8.880
Income (Loss) From Operations
Net investment income(1)	$ 0.168	$ 0.284	$ 0.281	$ 0.303	$ 0.327	$ 0.345
Net realized and unrealized gain (loss)	(0.143)	(0.905)	(0.279)	(0.008) (2)	0.590	(0.059)
Total income (loss) from operations	$ 0.025	$ (0.621)	$ 0.002	$ 0.295	$ 0.917	$ 0.286
Less Distributions
From net investment income	$ (0.165)	$ (0.309)	$ (0.282)	$ (0.315)	$ (0.367)	$ (0.336)
Total distributions	$ (0.165)	$ (0.309)	$ (0.282)	$ (0.315)	$ (0.367)	$ (0.336)
Net asset value — End of period	$ 8.010	$ 8.150	$ 9.080	$ 9.360	$ 9.380	$ 8.830
Total Return(3)	0.33% (4)	(6.80)%	(0.02)%	3.31%	10.55%	3.29%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$290,347	$306,809	$412,905	$419,256	$427,334	$350,923
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.79% (5)	0.78%	0.73%	0.76%	0.76%	0.79%
Interest and fee expense(6)	0.25% (5)	0.13%	0.03%	0.06%	0.13%	0.17%
Total expenses	1.04% (5)	0.91%	0.76%	0.82%	0.89%	0.96%
Net investment income	4.23% (5)	3.44%	3.01%	3.35%	3.57%	3.92%
Portfolio Turnover	19% (4)	53%	22%	54%	23%	32%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
20
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 7.540	$ 8.400	$ 8.660	$ 8.680	$ 8.170	$ 8.210
Income (Loss) From Operations
Net investment income(1)	$ 0.127	$ 0.205	$ 0.195	$ 0.219	$ 0.239	$ 0.252
Net realized and unrealized gain (loss)	(0.132)	(0.837)	(0.259)	(0.011) (2)	0.551	(0.042)
Total income (loss) from operations	$ (0.005)	$ (0.632)	$ (0.064)	$ 0.208	$ 0.790	$ 0.210
Less Distributions
From net investment income	$ (0.125)	$ (0.228)	$ (0.196)	$ (0.228)	$ (0.280)	$ (0.250)
Total distributions	$ (0.125)	$ (0.228)	$ (0.196)	$ (0.228)	$ (0.280)	$ (0.250)
Net asset value — End of period	$ 7.410	$ 7.540	$ 8.400	$ 8.660	$ 8.680	$ 8.170
Total Return(3)	(0.05)% (4)	(7.49)%	(0.78)%	2.52%	9.80%	2.60%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$47,085	$53,672	$82,817	$97,724	$139,608	$126,049
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.54% (5)	1.53%	1.48%	1.51%	1.51%	1.54%
Interest and fee expense(6)	0.25% (5)	0.13%	0.03%	0.06%	0.13%	0.17%
Total expenses	1.79% (5)	1.66%	1.51%	1.57%	1.64%	1.71%
Net investment income	3.48% (5)	2.68%	2.26%	2.63%	2.82%	3.10%
Portfolio Turnover	19% (4)	53%	22%	54%	23%	32%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
21
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 8.160	$ 9.090	$ 9.370	$ 9.390	$ 8.840	$ 8.880
Income (Loss) From Operations
Net investment income(1)	$ 0.177	$ 0.305	$ 0.304	$ 0.326	$ 0.349	$ 0.364
Net realized and unrealized gain (loss)	(0.142)	(0.905)	(0.279)	(0.009) (2)	0.590	(0.046)
Total income (loss) from operations	$ 0.035	$ (0.600)	$ 0.025	$ 0.317	$ 0.939	$ 0.318
Less Distributions
From net investment income	$ (0.175)	$ (0.330)	$ (0.305)	$ (0.337)	$ (0.389)	$ (0.358)
Total distributions	$ (0.175)	$ (0.330)	$ (0.305)	$ (0.337)	$ (0.389)	$ (0.358)
Net asset value — End of period	$ 8.020	$ 8.160	$ 9.090	$ 9.370	$ 9.390	$ 8.840
Total Return(3)	0.46% (4)	(6.55)%	0.24%	3.57%	10.81%	3.67%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$898,421	$802,994	$1,063,175	$994,877	$878,062	$656,830
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.54% (5)	0.53%	0.48%	0.51%	0.51%	0.54%
Interest and fee expense(6)	0.25% (5)	0.13%	0.03%	0.06%	0.13%	0.17%
Total expenses	0.79% (5)	0.66%	0.51%	0.57%	0.64%	0.71%
Net investment income	4.47% (5)	3.69%	3.25%	3.59%	3.81%	4.13%
Portfolio Turnover	19% (4)	53%	22%	54%	23%	32%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Not annualized.
(5)	Annualized.
(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
22
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Financial Highlights — continued

	Class W
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023	Period Ended January 31, 2022(1)
Net asset value — Beginning of period	$ 8.150	$ 9.090	$ 9.320
Income (Loss) From Operations
Net investment income(2)	$ 0.194	$ 0.346	$ 0.105
Net realized and unrealized loss	(0.131)	(0.918)	(0.224)
Total income (loss) from operations	$ 0.063	$ (0.572)	$(0.119)
Less Distributions
From net investment income	$ (0.193)	$ (0.368)	$ (0.111)
Total distributions	$ (0.193)	$ (0.368)	$(0.111)
Net asset value — End of period	$ 8.020	$ 8.150	$ 9.090
Total Return(3)(4)	0.82% (5)	(6.23)%	(1.30)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$63,210	$34,218	$ 302
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees (4)	0.07% (6)	0.08%	0.06% (6)
Interest and fee expense(7)	0.25% (6)	0.13%	0.03% (6)
Total expenses	0.32% (6)	0.21%	0.09% (6)
Net investment income	4.89% (6)	4.30%	3.34% (6)
Portfolio Turnover	19% (5)	53%	22% (8)
(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser reimbursed the total amount of the advisory fees paid (equal to 0.44%, 0.43% and 0.37% of average daily net assets for the six months ended July 31, 2023, the year ended January 31, 2023 and the period ended January 31, 2022, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	For the year ended January 31, 2022.
23
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class W shares are sold at net asset value and are not subject to a sales charge. Class W shares are available for purchase only at the direction of the investment adviser or one of its affiliates on behalf of investors that are eligible clients of the investment adviser or its affiliates that have entered into a separate investment management or advisory agreement pursuant to which such clients pay an investment management or advisory fee, including investment vehicles that are sponsored, managed, advised or sub-advised by the investment adviser or its affiliates. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, record keeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class W shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
24

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at July 31, 2023. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At July 31, 2023, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $69,601,007 and $94,653,396, respectively. The range of interest rates on the Floating Rate Notes outstanding at July 31, 2023 was 3.98% to 4.30%. For the six months ended July 31, 2023, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate (annualized) including fees were $79,527,956 and 3.79%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of July 31, 2023.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies.  As of the date of this report, consistent with Rule 18f-4, the Fund has elected to comply with the asset coverage requirements of Section 18 with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions). The Fund may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each
25

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
K  Interim Financial Statements—The interim financial statements relating to July 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $122,646,524 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2023, $49,037,485 are short-term and $73,609,039 are long-term.
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at July 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,317,142,804
Gross unrealized appreciation	$ 33,117,494
Gross unrealized depreciation	(51,380,075)
Net unrealized depreciation	$ (18,262,581)
26

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of the Fund's total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Total Daily Net Assets	Daily Income Rate
Up to $500 million	0.3150%	Up to $500 million	3.1500%
$500 million but less than $750 million	0.2925%	$500 million but less than $1 billion	2.9250%
$750 million but less than $1.5 billion	0.2700%	$1 billion but less than $1.5 billion	2.7000%
$1.5 billion but less than $2 billion	0.2475%	$1.5 billion but less than $2 billion	2.4750%
$2 billion but less than $3 billion	0.2250%	$2 billion but less than $3 billion	2.2500%
$3 billion and over	0.2025%	$3 billion and over	2.0250%
For the six months ended July 31, 2023, the investment adviser fee amounted to $2,641,969 or 0.44% (annualized) of the Fund’s average daily net assets.
BMR has agreed to reimburse the total amount of advisory fees paid by Class W shares. This agreement may be changed or terminated after May 31, 2024. Pursuant to this agreement, BMR was allocated $92,273 of the advisory fees paid by Class W shares for the six months ended July 31, 2023.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2023, EVM earned $11,442 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $7,014 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended July 31, 2023 in the amount of $8,479. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2023 amounted to $363,475 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2023, the Fund paid or accrued to EVD $183,818 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2023 amounted to $61,273 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
27

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2023, the Fund was informed that EVD received approximately $3,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $362,026,171 and $253,215,471, respectively, for the six months ended July 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2023 (Unaudited)		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	3,319,779	$ 26,481,269	9,663,643	$ 78,723,700
Issued to shareholders electing to receive payments of distributions in Fund shares	633,957	5,053,235	1,241,755	10,173,924
Redemptions	(5,383,728)	(42,883,974)	(18,709,914)	(154,072,657)
Net decrease	(1,429,992)	$ (11,349,470)	(7,804,516)	$ (65,175,033)
Class C
Sales	282,154	$ 2,086,161	1,347,862	$ 10,104,252
Issued to shareholders electing to receive payments of distributions in Fund shares	97,757	720,643	219,870	1,668,643
Redemptions	(1,150,498)	(8,477,252)	(4,303,974)	(32,812,712)
Net decrease	(770,587)	$ (5,670,448)	(2,736,242)	$ (21,039,817)
Class I
Sales	29,147,354	$ 233,071,663	75,749,215	$ 617,557,467
Issued to shareholders electing to receive payments of distributions in Fund shares	1,972,489	15,739,194	3,550,923	29,150,730
Redemptions	(17,596,370)	(140,620,567)	(97,782,951)	(800,510,305)
Net increase (decrease)	13,523,473	$ 108,190,290	(18,482,813)	$(153,802,108)
Class W
Sales	4,182,630	$ 33,523,325	4,693,452	$ 38,347,975
Issued to shareholders electing to receive payments of distributions in Fund shares	127,678	1,018,953	94,572	755,332
Redemptions	(626,975)	(5,007,621)	(625,053)	(4,986,495)
Net increase	3,683,333	$ 29,534,657	4,162,971	$ 34,116,812
28

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended July 31, 2023.
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at July 31, 2023 is included in the Portfolio of Investments. At July 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at July 31, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative(1)	Liability Derivative
Futures contracts	$835,342	$ —
(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the six months ended July 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$227,172	$1,296,079
(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the six months ended July 31, 2023, which is indicative of the volume of this derivative type, was approximately $33,939,000.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
29

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 27,134,782	$ —	$ 27,134,782
Tax-Exempt Municipal Obligations	—	1,276,968,251	—	1,276,968,251
Taxable Municipal Obligations	—	63,542,855	—	63,542,855
Total Investments	$ —	$ 1,367,645,888	$ —	$1,367,645,888
Futures Contracts	$ 835,342	$ —	$ —	$ 835,342
Total	$ 835,342	$ 1,367,645,888	$ —	$1,368,481,230
30

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
 Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
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Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
32

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance High Yield Municipal Income Fund (the “Fund”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser.
The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. In particular, the Board considered, where relevant, the abilities and experience of the Adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s municipal bond team, which includes investment professionals and credit specialists who provide services to the Fund. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index, and assessed the Fund’s performance on the basis of total return and current income return. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was equal to the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board considered, among other things, the Adviser’s efforts to generate competitive levels of tax exempt current income over time through investments that, relative to its comparable funds, focus on high yield municipal bonds with longer maturities. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
33

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
34

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
35

Eaton Vance
High Yield Municipal Income Fund
July 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
36

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
37

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
38

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
39

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7706    7.31.23

Parametric
TABS Municipal Bond Funds
Semiannual Report
July 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Funds, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2023
Parametric
TABS Municipal Bond Funds

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2023
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	(0.28)%	0.88%	1.31%	1.23%
Class A with 3.25% Maximum Sales Charge	—	—	(3.51)	(2.39)	0.65	0.90
Class C at NAV	03/27/2009	12/31/1998	(0.66)	0.16	0.58	0.63
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.64)	(0.82)	0.58	0.63
Class I at NAV	03/27/2009	12/31/1998	(0.16)	1.23	1.58	1.49

Bloomberg Municipal Managed Money 1–7 Year Bond Index	—	—	(0.79)%	(0.35)%	1.12%	1.37%
Bloomberg 5 Year Municipal Bond Index	—	—	(0.50)	(0.05)	1.39	1.71
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	03/27/2009	12/31/1998	(2.41)%	0.48%	0.75%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(2.41)	0.71	0.90
Class C After Taxes on Distributions	03/27/2009	12/31/1998	(0.84)	0.41	0.49
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	0.09	0.52	0.58
Class I After Taxes on Distributions	03/27/2009	12/31/1998	1.21	1.40	1.34
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	1.21	1.51	1.43
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.71%	1.46%	0.46%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.58%	1.83%	2.83%
SEC 30-day Yield	2.70	2.04	3.04
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2023
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/01/2010	02/01/2010	0.18%	2.65%	1.77%	2.46%
Class A with 3.25% Maximum Sales Charge	—	—	(3.11)	(0.67)	1.10	2.13
Class C at NAV	02/01/2010	02/01/2010	(0.11)	1.97	1.01	1.86
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.10)	0.97	1.01	1.86
Class I at NAV	02/01/2010	02/01/2010	0.39	2.99	2.05	2.73

Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	(0.55)%	0.71%	1.81%	2.49%
Bloomberg 7 Year Municipal Bond Index	—	—	(0.47)	0.43	1.84	2.34
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	02/01/2010	02/01/2010	(0.70)%	1.01%	2.06%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(0.70)	1.20	2.04
Class C After Taxes on Distributions	02/01/2010	02/01/2010	0.95	0.93	1.80
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	1.38	1.00	1.71
Class I After Taxes on Distributions	02/01/2010	02/01/2010	2.96	1.95	2.66
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	2.96	2.02	2.58
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.99%	1.74%	0.74%
Net	0.85	1.60	0.60
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.97%	2.21%	3.20%
SEC 30-day Yield – Subsidized	2.91	2.24	3.24
SEC 30-day Yield – Unsubsidized	2.72	2.07	3.09
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Parametric
TABS Municipal Bond Funds
July 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Municipal Managed Money 1–7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–7 year maturity component of the Bloomberg Municipal Managed Money Bond Index. Bloomberg 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–17 year maturity component of the Bloomberg Municipal Managed Money Bond Index. Bloomberg 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Effective February 17, 2015, each Fund changed its name and investment strategy to invest (under normal market conditions) at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. Performance prior to February 17, 2015 reflects each Fund’s performance under its former investment strategy to invest at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax, municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios for Parametric TABS Intermediate-Term Municipal Bond Fund reflect a contractual expense reimbursement that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profiles subject to change due to active management.

6

Parametric
TABS Municipal Bond Funds
July 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Parametric TABS Short-Term Municipal Bond Fund

	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 997.20	$3.66	0.74%
Class C	$1,000.00	$ 993.40	$7.36	1.49%
Class I	$1,000.00	$ 998.40	$2.43	0.49%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.13	$3.71	0.74%
Class C	$1,000.00	$1,017.41	$7.45	1.49%
Class I	$1,000.00	$1,022.37	$2.46	0.49%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.
7

Parametric
TABS Municipal Bond Funds
July 31, 2023
Fund Expenses — continued

Parametric TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,001.80	$4.17**	0.84%
Class C	$1,000.00	$ 998.90	$7.88**	1.59%
Class I	$1,000.00	$1,003.90	$2.93**	0.59%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.63	$4.21**	0.84%
Class C	$1,000.00	$1,016.91	$7.95**	1.59%
Class I	$1,000.00	$1,021.87	$2.96**	0.59%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
8

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 76.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.2%
Maine Municipal Bond Bank, 3.00%, 11/1/35	$1,700	$ 1,621,698
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/31	300	353,538
Texas Water Development Board:
4.50%, 10/15/37	1,000	1,086,830
4.55%, 10/15/38	3,500	3,791,900
		$ 6,853,966
Education — 7.1%
Alabama Public School and College Authority, Social Bonds, 4.00%, 11/1/36	$1,500	$ 1,543,440
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	5,000	4,896,650
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	225,563
Texas A&M University, 4.00%, 5/15/33	1,290	1,383,267
Texas Tech University System, 5.00%, 2/15/38(1)	1,000	1,137,440
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,002,640
University of Texas, 5.00%, 8/15/24	1,000	1,017,810
Will, Grundy, and Kendall Counties Community School District No. 201, IL:
5.00%, 10/15/27	705	758,791
5.00%, 10/15/28	1,000	1,094,720
		$ 15,060,321
Electric Utilities — 0.5%
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	$1,000	$ 1,052,030
		$ 1,052,030
Escrowed/Prerefunded — 4.3%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$ 2,040,020
Illinois Development Finance Authority, (Regency Park), Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,367,855
New York Dormitory Authority, Personal Income Tax Revenue:
Escrowed to Maturity, 5.00%, 2/15/25	120	123,380
Escrowed to Maturity, 5.00%, 2/15/25	50	51,409
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/27	1,500	1,531,005
		$ 9,113,669
Security	Principal Amount (000's omitted)	Value
General Obligations — 21.2%
Abilene, TX, 5.00%, 2/15/25	$20	$ 20,514
Auburn, ME, 2.00%, 11/1/34	1,250	1,028,675
Bellevue School District No. 405, WA, 4.00%, 12/1/33	1,580	1,632,014
Braintree, MA, 1.50%, 10/15/31	1,975	1,646,794
California, 5.50%, 12/1/52	1,205	1,347,347
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	750	455,018
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	100	98,563
Columbia School District, MO, 2.10%, 3/1/27	1,040	975,801
Commonwealth of Massachusetts, 4.00%, 11/1/35	1,000	1,057,050
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	1,225	1,312,232
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,899,470
Edina, MN, 5.00%, 2/1/30	125	137,495
Florida, 4.00%, 6/1/35	1,080	1,126,256
Frisco, TX, 2.00%, 2/15/33	1,000	861,850
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	2,000	2,005,760
Houston Independent School District, TX, (PSF Guaranteed), 4.00% to 6/1/25 (Put Date), 6/1/39	1,000	1,009,920
Illinois, 5.00%, 3/1/25	5,250	5,366,235
Knox County, TN, 2.90%, 6/1/32	1,460	1,399,162
Liberty Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	2,010	2,147,102
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	29,257
Mountain View Whisman School District, CA, (Election of 2020), 4.00%, 9/1/32	10	10,794
Mountain View-Los Altos Union High School District, CA:
0.00%, 8/1/23	945	945,000
0.00%, 8/1/24	900	870,570
New York, NY, 5.00%, 8/1/31	2,035	2,361,699
North Carolina, 2.00%, 6/1/33	1,250	1,089,537
Oconee County, GA, 4.00%, 1/1/34	15	16,090
Ohio, 5.00%, 12/15/23	500	503,200
Orange County, NC, 3.10%, 2/1/36	1,445	1,370,004
Rutherford County, TN, 1.50%, 4/1/33	2,000	1,600,640
Somerville, MA:
1.75%, 10/15/32	4,180	3,547,023
1.75%, 10/15/33	1,260	1,050,890
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23 (Put Date), 8/15/41(2)	4,975	4,806,497
		$ 44,728,459

9
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital — 11.4%
Allegheny County Hospital Development Authority, PA, (UPMC), 4.68%, (SIFMA + 0.70%), 11/15/47(3)	$4,500	$ 4,397,895
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/33	40	41,005
Minneapolis, MN, (Allina Health System), 5.00% to 11/15/28 (Put Date), 11/15/52	3,000	3,228,330
Missouri Health and Educational Facilities Authority, (Mercy Health):
5.00%, 6/1/26	2,500	2,609,350
5.00%, 6/1/27	3,500	3,717,420
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 4.00%, 11/15/39(4)	3,975	3,975,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	6,000	6,042,780
		$ 24,011,780
Housing — 11.6%
Connecticut Housing Finance Authority:
1.85%, 11/15/31	$190	$ 162,705
Social Bonds, 4.28%, (SIFMA + 0.30%), 11/15/50(3)	2,500	2,495,475
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	2,000	2,111,280
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	3,000	3,161,910
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	220	178,416
Maine Housing Authority, Social Bonds, 3.125% to 5/1/24 (Put Date), 11/15/54	2,000	1,990,420
Michigan Housing Development Authority, SFMR, Social Bonds, (LOC: Barclays Bank PLC), 4.00%, 6/1/46(4)	5,000	5,000,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,750	1,842,767
New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	625	573,087
New York Mortgage Agency, Social Bonds, 3.30%, 10/1/47	150	122,782
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	210	167,282
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	460	351,215
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	1,000	1,062,540
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,950	2,051,341
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,970	3,178,524
		$ 24,449,744
Security	Principal Amount (000's omitted)	Value
Insured - Education — 0.2%
William S Hart Union High School District, CA, (Election 2001), (AGM), 0.00%, 9/1/29	$500	$ 407,180
		$ 407,180
Insured - General Obligations — 3.6%
Rancho Santiago Community College District, CA, (Election of 2002):
(AGM), 0.00%, 9/1/28	$2,000	$ 1,683,300
(AGM), 0.00%, 9/1/30	1,500	1,173,255
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/31	365	278,302
(BAM), 0.00%, 8/1/32	500	366,350
(BAM), 0.00%, 8/1/33	430	302,230
San Jose Unified School District, CA, (Election of 2002), (NPFG), 0.00%, 8/1/28	2,500	2,129,000
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,772,700
		$ 7,705,137
Insured - Housing — 2.2%
Illinois Housing Development Authority:
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 10/1/52	$1,935	$ 2,012,381
Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	1,455	1,575,503
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.00%, 7/1/53	990	1,021,551
		$ 4,609,435
Lease Revenue/Certificates of Participation — 1.3%
Malibu, CA:
5.00%, 11/1/38	$275	$ 275,382
5.00%, 11/1/43	225	225,335
5.00%, 11/1/48	375	375,469
Virginia Public Building Authority, 5.00%, 8/1/25	1,700	1,762,679
		$ 2,638,865
Other Revenue — 4.0%
Energy Southeast A Cooperative District, AL, 5.50% to 1/1/31 (Put Date), 11/1/53	$3,000	$ 3,230,520

10
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	$4,185	$ 4,248,445
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 9/1/30 (Put Date), 9/1/53	1,000	1,051,790
		$ 8,530,755
Senior Living/Life Care — 0.3%
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/34	$500	$ 561,525
		$ 561,525
Transportation — 2.6%
Maryland Department of Transportation, 3.00%, 9/1/32	$3,500	$ 3,443,090
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	2,000	2,032,600
		$ 5,475,690
Water and Sewer — 3.1%
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/35	$75	$ 87,837
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	350	359,180
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,131,469
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	2,922,630
Washington Suburban Sanitary District, MD, 3.00%, 6/1/31	2,000	1,968,200
		$ 6,469,316
Total Tax-Exempt Municipal Obligations (identified cost $160,871,780)		$161,667,872

Taxable Municipal Obligations — 1.4%
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.4%
Texas Natural Gas Securitization Finance Corp., 5.102%, 4/1/35	$3,000	$ 3,011,010
Total Taxable Municipal Obligations (identified cost $3,009,909)		$ 3,011,010

U.S. Treasury Obligations — 16.2%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.75%, 2/15/28	$7,820	$ 7,343,927
3.25%, 6/30/27	2,214	2,129,591
3.875%, 11/30/29	1,635	1,612,487
4.125%, 1/31/25	2,135	2,102,891
4.125%, 11/15/32	20,725	20,967,871
Total U.S. Treasury Obligations (identified cost $35,276,043)		$ 34,156,767

Short-Term Investments — 5.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(5)	11,043,101	$ 11,043,101
Total Short-Term Investments (identified cost $11,043,101)		$ 11,043,101
Total Investments — 99.4% (identified cost $210,200,833)		$209,878,750
Other Assets, Less Liabilities — 0.6%		$ 1,327,918
Net Assets — 100.0%		$211,206,668
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Multi-step coupon security. Interest rate represents the rate in effect at July 31, 2023.
(3)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2023.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
At July 31, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	15.2%
Others, representing less than 10% individually	62.8%

11
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 3.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 1.9% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement
12
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 85.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.6%
Indianapolis Local Public Improvement Bond Bank, IN, (Circle City Forward Phase II), 5.25%, 2/1/48	$3,000	$ 3,333,210
Maine Municipal Bond Bank, 4.00%, 11/1/37	1,650	1,654,999
Texas Water Development Board:
4.50%, 10/15/37	2,000	2,173,660
4.55%, 10/15/38	5,000	5,417,000
4.70%, 10/15/41	2,500	2,684,475
4.75%, 10/15/42	1,000	1,073,450
		$ 16,336,794
Education — 3.3%
Bethlehem Area School District Authority, PA:
3.908%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/30(1)	$3,980	$ 3,895,783
3.908%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	1,000	978,840
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	2,050	2,030,197
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	910	919,291
4.00%, 4/1/41	1,500	1,453,305
Texas A&M University, 4.375%, 5/15/38	1,850	1,912,623
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	385	394,717
University of Texas:
4.00%, 7/1/41	2,000	2,012,640
4.125%, 7/1/52	1,625	1,597,310
		$ 15,194,706
Electric Utilities — 2.4%
Energy Northwest, WA, (Columbia Generating Station):
4.00%, 7/1/42	$1,650	$ 1,660,593
4.00%, 7/1/42	1,000	1,006,420
Florida Municipal Power Agency, 3.00%, 10/1/32	1,350	1,283,107
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	6,500	6,743,880
		$ 10,694,000
Escrowed/Prerefunded — 0.0%(2)
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(3)	$25	$ 25,917
		$ 25,917
Security	Principal Amount (000's omitted)	Value
General Obligations — 36.4%
Anna, TX:
4.00%, 2/15/39	$2,890	$ 2,902,485
4.125%, 2/15/41	1,075	1,076,795
Apex, NC, 3.00%, 6/1/31	295	291,115
Austin, TX, 4.00%, 9/1/39	1,315	1,327,045
Brookline, MA, 1.625%, 2/15/35	6,315	5,008,679
Bryan, TX, 2.00%, 8/15/33	2,365	2,006,324
California, 5.50%, 12/1/52	580	648,515
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	535	324,264
Chandler, AZ, 2.85%, 7/1/32	2,060	1,962,583
Clark County, NV, (Transportation Improvements), 4.00%, 12/1/39	6,165	6,183,372
College Station, TX, 2.95%, 2/15/29	780	774,166
Commonwealth of Massachusetts, 4.00%, 2/1/40	700	705,313
Concord, MA:
4.00%, 1/15/40	1,140	1,170,335
4.00%, 1/15/41	705	719,354
Conroe, TX, 4.25%, 3/1/41	1,125	1,142,606
Dallas Center-Grimes Community School District, IA, 3.00%, 5/1/39	4,935	4,157,787
David Douglas School District No. 40, OR, 0.00%, 6/15/43	5,500	2,107,105
Florida, (Department of Transportation), 2.00%, 7/1/33	900	773,568
Forsyth County, NC, 4.00%, 6/1/43	880	890,490
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	908,080
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,989,198
Hays Consolidated Independent School District, TX, (PSF Guaranteed):
3.00%, 2/15/37	1,215	1,089,794
3.25%, 2/15/32	3,000	3,008,640
Highline School District No. 401, WA, 4.125%, 12/1/43	9,570	9,608,089
Jackson County Reorganized School District No. 7, MO:
3.00%, 3/1/35	6,210	5,924,154
3.00%, 3/1/37	6,050	5,467,082
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	350	357,081
Kern Community College District, CA, (Election of 2016), 5.25%, 8/1/41	1,000	1,155,610
Kilgore Independent School District, TX, (PSF Guaranteed), 2.50%, 2/15/36	2,340	1,982,284
Lake Oswego, OR:
2.55%, 6/1/34	1,550	1,401,867
2.60%, 6/1/35	1,645	1,457,914

13
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Lewisville, TX:
2.75%, 2/15/35	$1,065	$ 982,271
2.75%, 2/15/36	1,760	1,586,886
Lexington, MA, 4.00%, 2/1/42	905	914,819
Massachusetts:
4.00%, 2/1/39	4,000	4,061,520
5.00%, 5/1/41	800	902,424
5.00%, 5/1/42	650	729,378
Medina Valley Independent School District, TX, (PSF Gauranteed), 4.00%, 2/15/42	310	307,858
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/36	4,800	2,816,112
Morris Township, NJ, 3.00%, 11/1/29	60	60,026
Mountain View Whisman School District, CA:
4.00%, 9/1/39	2,180	2,224,908
4.00%, 9/1/40	1,200	1,216,668
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	2,115	1,980,698
Neshaminy School District, PA, 4.00%, 11/1/26	435	436,396
New Mexico, 5.00%, 3/1/29	5,000	5,593,150
New York City, NY:
5.00%, 8/1/39	1,000	1,135,870
5.25%, 10/1/39	1,000	1,149,110
5.25%, 10/1/42	6,000	6,792,120
5.25%, 10/1/43	2,500	2,823,050
Orange County, NC:
3.15%, 2/1/37	1,345	1,256,822
3.20%, 8/1/35	3,575	3,471,146
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	5,000	5,097,950
Paw Paw Public Schools, MI, 4.00%, 5/1/42	475	477,242
Pennsylvania:
4.00%, 10/1/39	6,000	6,022,740
4.125%, 10/1/41	10,150	10,252,515
Pickerington Local School District, OH:
4.25%, 12/1/41	800	815,744
4.25%, 12/1/42	285	289,443
Plano, TX, 3.34%, 9/1/36	5,055	4,745,381
Portland, ME, 2.50%, 4/1/36	1,760	1,534,808
Prosper Independent School District, TX, (PSF Guaranteed), 1.625%, 2/15/33	4,830	3,886,073
Richmond, VA, 2.70%, 7/15/39	3,000	2,519,970
Round Rock, TX, 4.00%, 8/15/39	1,225	1,231,137
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	73,816
Somerville, MA, 1.875%, 10/15/36	4,490	3,468,121
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Southfield Public Schools, MI, 5.00%, 5/1/46	$1,325	$ 1,436,618
St. Charles County Francis Howell R-III School District, MO, 3.00%, 3/1/36	3,000	2,728,410
Suffolk, VA, 2.95%, 2/1/30	1,030	1,023,449
Taylor Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/42	4,700	4,655,444
Washington, 4.00%, 8/1/36	2,000	2,087,720
Wisconsin, 4.00%, 5/1/39	1,300	1,311,323
Worthington City School District, OH, 5.00%, 12/1/43	375	417,135
		$165,037,965
Hospital — 1.1%
Minneapolis, MN, (Allina Health System), 5.00% to 11/15/28 (Put Date), 11/15/52	$3,000	$ 3,228,330
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,107,876
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	614,952
		$ 4,951,158
Housing — 7.2%
Connecticut Housing Finance Authority:
Social Bonds, 4.28%, (SIFMA + 0.30%), 11/15/50(1)	$2,000	$ 1,996,380
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.25%, 11/15/53	5,000	5,278,200
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	1,060	1,117,208
Florida Housing Finance Corp., Social Bonds, (FHLMC), (FNMA), (GNMA), 2.60%, 7/1/45	500	405,490
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	3,000	3,159,030
New York Mortgage Agency:
2.05%, 4/1/28	1,000	923,400
2.15%, 4/1/29	1,265	1,152,782
2.25%, 4/1/30	900	805,473
2.35%, 4/1/31	1,835	1,643,316
2.40%, 10/1/31	1,080	964,624
Social Bonds, 3.30%, 10/1/47	350	286,493
Ohio Housing Finance Agency:
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.25%, 9/1/40	590	469,982
Social Bonds, (FHLMC), (FNMA), (GNMA), 2.45%, 9/1/45	1,120	855,131
Pennsylvania Housing Finance Agency, SFMR, Social Bonds, 5.50%, 10/1/53	6,250	6,638,687
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	916,040

14
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	$3,000	$ 3,155,910
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,785	2,980,535
		$ 32,748,681
Insured - Bond Bank — 2.2%
Indianapolis Local Public Improvement Bond Bank, IN:
(AGM), 4.00%, 6/1/36	$4,950	$ 5,063,553
(AGM), 4.00%, 6/1/39	5,000	4,963,150
		$ 10,026,703
Insured - Education — 2.6%
Scott County School District Finance Corp., KY, (BAM), 5.00%, 9/1/41	$5,000	$ 5,541,200
Texas State Technical College Financing System Improvement, (AGM), 5.50%, 8/1/42	5,750	6,475,420
		$ 12,016,620
Insured - General Obligations — 1.4%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,485	$ 2,185,269
Mauston School District, WI:
(AGM), 1.70%, 3/1/35	1,500	1,132,020
(AGM), 1.75%, 3/1/36	1,200	880,284
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/41	675	301,496
(BAM), 0.00%, 8/1/42	700	295,932
(BAM), 0.00%, 8/1/43	1,325	532,398
Zeeland Public Schools, MI, (BAM), 5.00%, 5/1/43	1,000	1,084,820
		$ 6,412,219
Insured - Housing — 2.0%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$4,070	$ 4,395,519
Illinois Housing Development Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 6.25%, 10/1/52	4,360	4,721,095
		$ 9,116,614
Insured - Special Tax Revenue — 0.2%
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	$1,000	$ 1,098,100
		$ 1,098,100
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.9%
Aspen Fire Protection District, CO, 4.00%, 12/1/24	$130	$ 130,961
Duchesne School District Municipal Building Authority, UT:
5.00%, 6/1/39	1,000	1,044,270
5.00%, 6/1/40	1,645	1,712,840
South San Francisco Public Facilities Financing Authority, CA, (Orange Memorial Park), 4.00%, 6/1/42	1,000	1,001,190
		$ 3,889,261
Other Revenue — 2.5%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	$965	$ 994,297
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	1,000	988,490
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
5.00% to 6/1/29 (Put Date), 12/1/52	2,500	2,584,375
5.00% to 9/1/30 (Put Date), 9/1/53	2,000	2,103,580
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	4,700	4,648,347
		$ 11,319,089
Senior Living/Life Care — 0.5%
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.25%, 11/1/36	$1,000	$ 1,101,230
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,035,210
		$ 2,136,440
Special Tax Revenue — 5.4%
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/41	$3,850	$ 3,891,272
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	250	252,395
4.00%, 11/1/42	5,000	4,947,350
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,121,350
4.00%, 3/15/41	1,200	1,192,140
4.00%, 3/15/43	5,200	5,135,260
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/40	3,970	3,958,288
		$ 24,498,055
Transportation — 2.1%
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	$1,500	$ 1,579,545

15
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/43	$2,950	$ 3,252,198
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	2,991,360
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	1,615	1,722,834
		$ 9,545,937
Water and Sewer — 11.9%
Celina, TX, Waterworks and Sewer System Revenue, 1.75%, 9/1/33	$3,225	$ 2,563,037
East Bay Municipal Utility District, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/45	200	223,544
Metropolitan Utilities District of Omaha Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,686,713
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/36	5,550	5,730,986
4.00%, 6/15/41	5,000	5,008,150
4.00%, 6/15/41	3,695	3,700,210
4.00%, 6/15/42	3,620	3,620,072
4.125%, 6/15/47	3,560	3,543,980
5.00%, 6/15/47	3,000	3,312,630
Santa Clara Valley Water District, CA, 5.00%, 8/1/42	600	682,392
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	16,561,570
Spotsylvania County Water and Sewer, VA, 4.00%, 12/1/37	750	767,258
Sugar Land, TX, Waterworks and Sewer System Revenue, 4.50%, 8/15/43	365	377,760
Texas Water Development Board, 4.60%, 10/15/39	2,240	2,418,998
Washington Suburban Sanitary District, MD, 2.00%, 12/1/41	1,000	707,910
		$ 53,905,210
Total Tax-Exempt Municipal Obligations (identified cost $381,004,593)		$388,953,469

Taxable Municipal Obligations — 1.8%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
Pennsylvania Housing Finance Agency, SFMR, 5.457%, 4/1/37	$535	$ 535,712
		$ 535,712
Security	Principal Amount (000's omitted)	Value
Other Revenue — 1.7%
Texas Natural Gas Securitization Finance Corp., 5.102%, 4/1/35	$7,500	$ 7,527,525
		$ 7,527,525
Total Taxable Municipal Obligations (identified cost $8,049,864)		$ 8,063,237

U.S. Treasury Obligations — 8.6%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
2.75%, 2/15/28	$434	$ 407,578
3.50%, 1/31/30	6,090	5,879,586
3.875%, 11/30/29	901	888,594
4.125%, 11/15/32	31,300	31,666,797
Total U.S. Treasury Obligations (identified cost $40,002,306)		$ 38,842,555

Short-Term Investments — 3.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(4)	14,235,208	$ 14,235,208
Total Short-Term Investments (identified cost $14,235,208)		$ 14,235,208
Total Investments — 99.2% (identified cost $443,291,971)		$450,094,469
Other Assets, Less Liabilities — 0.8%		$ 3,519,149
Net Assets — 100.0%		$453,613,618
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(2)	Amount is less than 0.05%.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2023, the aggregate value of these securities is $25,917 or less than 0.05% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.

16
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

At July 31, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	17.6%
New York	14.1%
Others, representing less than 10% individually	55.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 6.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 4.8% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
17
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Statements of Assets and Liabilities (Unaudited)

	July 31, 2023
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Assets
Unaffiliated investments, at value (identified cost $199,157,732 and $429,056,763, respectively)	$ 198,835,649	$ 435,859,261
Affiliated investments, at value (identified cost $11,043,101 and $14,235,208, respectively)	11,043,101	14,235,208
Interest receivable	1,936,374	4,266,421
Dividends receivable from affiliated investments	27,851	128,643
Receivable for investments sold	2,171,930	150,446
Receivable for Fund shares sold	91,127	919,434
Receivable from affiliates	—	52,524
Total assets	$214,106,032	$455,611,937
Liabilities
Payable for investments purchased	$ 1,047,550	$ —
Payable for when-issued securities	1,147,580	—
Payable for Fund shares redeemed	349,513	616,171
Distributions payable	128,400	760,883
Payable to affiliates:
Investment adviser and administration fee	62,717	233,769
Distribution and service fees	17,351	14,966
Accrued expenses	146,253	372,530
Total liabilities	$ 2,899,364	$ 1,998,319
Net Assets	$211,206,668	$453,613,618
Sources of Net Assets
Paid-in capital	$ 223,448,887	$ 475,549,797
Accumulated loss	(12,242,219)	(21,936,179)
Net Assets	$211,206,668	$453,613,618
Class A Shares
Net Assets	$ 69,940,695	$ 52,921,347
Shares Outstanding	6,984,997	4,434,554
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.01	$ 11.93
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.35	$ 12.33
Class C Shares
Net Assets	$ 2,709,471	$ 4,256,432
Shares Outstanding	271,563	356,839
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 9.98	$ 11.93
Class I Shares
Net Assets	$ 138,556,502	$ 396,435,839
Shares Outstanding	13,832,934	33,187,019
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.02	$ 11.95
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Statements of Operations (Unaudited)

	Six Months Ended July 31, 2023
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Income
Dividend income from affiliated investments	$ 204,128	$ 1,043,494
Interest income	3,616,330	10,266,846
Total investment income	$ 3,820,458	$11,310,340
Expenses
Investment adviser and administration fee	$ 385,079	$ 1,437,912
Distribution and service fees:
Class A	92,013	64,843
Class C	14,593	24,873
Trustees’ fees and expenses	7,061	19,254
Custodian fee	28,967	69,974
Transfer and dividend disbursing agent fees	39,009	401,755
Legal and accounting services	30,529	28,461
Printing and postage	4,986	32,709
Registration fees	39,110	72,499
Miscellaneous	10,083	16,086
Total expenses	$ 651,430	$ 2,168,366
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 6,944	$ 387,265
Total expense reductions	$ 6,944	$ 387,265
Net expenses	$ 644,486	$ 1,781,101
Net investment income	$ 3,175,972	$ 9,529,239
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (163,319)	$ 2,432,325
Net realized gain (loss)	$ (163,319)	$ 2,432,325
Change in unrealized appreciation (depreciation):
Investments	$ (3,501,803)	$ (8,926,387)
Net change in unrealized appreciation (depreciation)	$(3,501,803)	$ (8,926,387)
Net realized and unrealized loss	$(3,665,122)	$ (6,494,062)
Net increase (decrease) in net assets from operations	$ (489,150)	$ 3,035,177
19
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Statements of Changes in Net Assets

	Six Months Ended July 31, 2023 (Unaudited)
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 3,175,972	$ 9,529,239
Net realized gain (loss)	(163,319)	2,432,325
Net change in unrealized appreciation (depreciation)	(3,501,803)	(8,926,387)
Net increase (decrease) in net assets from operations	$ (489,150)	$ 3,035,177
Distributions to shareholders:
Class A	$ (965,867)	$ (789,488)
Class C	(27,325)	(56,934)
Class I	(2,061,925)	(8,506,411)
Total distributions to shareholders	$ (3,055,117)	$ (9,352,833)
Transactions in shares of beneficial interest:
Class A	$ (6,602,465)	$ 1,167,973
Class C	(494,207)	(987,579)
Class I	(8,034,105)	(104,258,538)
Net decrease in net assets from Fund share transactions	$ (15,130,777)	$(104,078,144)
Net decrease in net assets	$ (18,675,044)	$(110,395,800)
Net Assets
At beginning of period	$ 229,881,712	$ 564,009,418
At end of period	$211,206,668	$ 453,613,618
20
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended January 31, 2023
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,354,224	$ 12,690,725
Net realized loss	(12,092,834)	(31,699,317)
Net change in unrealized appreciation (depreciation)	2,229,091	5,962,189
Net decrease in net assets from operations	$ (5,509,519)	$ (13,046,403)
Distributions to shareholders:
Class A	$ (1,400,824)	$ (1,019,132)
Class C	(17,417)	(72,096)
Class I	(2,874,290)	(11,534,650)
Total distributions to shareholders	$ (4,292,531)	$ (12,625,878)
Transactions in shares of beneficial interest:
Class A	$ (37,949,638)	$ (6,838,481)
Class C	(1,221,022)	(2,732,414)
Class I	(52,955,647)	(89,833,067)
Net decrease in net assets from Fund share transactions	$ (92,126,307)	$ (99,403,962)
Net decrease in net assets	$(101,928,357)	$(125,076,243)
Net Assets
At beginning of year	$ 331,810,069	$ 689,085,661
At end of year	$ 229,881,712	$ 564,009,418
21
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.170	$ 10.450	$ 10.830	$ 10.660	$ 10.350	$ 10.300
Income (Loss) From Operations
Net investment income	$ 0.140	$ 0.165	$ 0.059	$ 0.077(1)	$ 0.160(1)	$ 0.154(1)
Net realized and unrealized gain (loss)	(0.169)	(0.294)	(0.316)	0.401	0.308	0.049
Total income (loss) from operations	$ (0.029)	$ (0.129)	$ (0.257)	$ 0.478	$ 0.468	$ 0.203
Less Distributions
From net investment income	$ (0.131)	$ (0.151)	$ (0.057)	$ (0.078)	$ (0.158)	$ (0.153)
From net realized gain	—	—	(0.066)	(0.230)	—	—
Total distributions	$ (0.131)	$ (0.151)	$ (0.123)	$ (0.308)	$ (0.158)	$ (0.153)
Net asset value — End of period	$10.010	$10.170	$ 10.450	$ 10.830	$ 10.660	$ 10.350
Total Return(2)	(0.28)% (3)	(1.20)%	(2.39)%	4.51%	4.56%	2.00%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 69,941	$ 77,727	$119,419	$135,622	$109,210	$113,654
Ratios (as a percentage of average daily net assets):
Expenses	0.74% (4)(5)	0.76% (4)	0.80%	0.82%	0.88%	0.91%
Net investment income	2.74% (5)	1.45%	0.59%	0.71%	1.52%	1.50%
Portfolio Turnover	40% (3)	109%	96%	176%	51%	67%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
(5)	Annualized.
22
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$10.140	$ 10.390	$ 10.790	$ 10.640	$ 10.320	$ 10.270
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.099	$ 0.071	$ (0.017)	$ 0.005	$ 0.082	$ 0.077
Net realized and unrealized gain (loss)	(0.166)	(0.268)	(0.317)	0.387	0.317	0.049
Total income (loss) from operations	$ (0.067)	$ (0.197)	$ (0.334)	$ 0.392	$ 0.399	$ 0.126
Less Distributions
From net investment income	$ (0.093)	$ (0.053)	$ —	$ (0.012)	$ (0.079)	$ (0.076)
From net realized gain	—	—	(0.066)	(0.230)	—	—
Total distributions	$ (0.093)	$ (0.053)	$ (0.066)	$ (0.242)	$ (0.079)	$ (0.076)
Net asset value — End of period	$ 9.980	$10.140	$10.390	$10.790	$10.640	$10.320
Total Return(2)	(0.66)% (3)	(1.89)%	(3.11)%	3.70%	3.88%	1.24%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 2,709	$ 3,252	$ 4,603	$ 7,473	$ 24,622	$ 35,832
Ratios (as a percentage of average daily net assets):
Expenses	1.49% (4)(5)	1.51% (4)	1.55%	1.57%	1.63%	1.66%
Net investment income (loss)	1.98% (5)	0.71%	(0.16)%	0.05%	0.78%	0.75%
Portfolio Turnover	40% (3)	109%	96%	176%	51%	67%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
(5)	Annualized.
23
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.180	$ 10.450	$ 10.830	$ 10.660	$ 10.350	$ 10.300
Income (Loss) From Operations
Net investment income	$ 0.151	$ 0.180	$ 0.086	$ 0.105	$ 0.186	$ 0.181
Net realized and unrealized gain (loss)	(0.167)	(0.274)	(0.316)	0.400	0.308	0.048
Total income (loss) from operations	$ (0.016)	$ (0.094)	$ (0.230)	$ 0.505	$ 0.494	$ 0.229
Less Distributions
From net investment income	$ (0.144)	$ (0.176)	$ (0.084)	$ (0.105)	$ (0.184)	$ (0.179)
From net realized gain	—	—	(0.066)	(0.230)	—	—
Total distributions	$ (0.144)	$ (0.176)	$ (0.150)	$ (0.335)	$ (0.184)	$ (0.179)
Net asset value — End of period	$ 10.020	$ 10.180	$ 10.450	$ 10.830	$ 10.660	$ 10.350
Total Return(1)	(0.16)% (2)	(0.85)%	(2.14)%	4.77%	4.82%	2.25%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$138,557	$148,903	$207,787	$253,382	$157,176	$164,679
Ratios (as a percentage of average daily net assets):
Expenses	0.49% (3)(4)	0.51% (3)	0.55%	0.57%	0.63%	0.66%
Net investment income	2.98% (4)	1.73%	0.84%	0.92%	1.77%	1.75%
Portfolio Turnover	40% (2)	109%	96%	176%	51%	67%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Not annualized.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
(4)	Annualized.
24
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 12.090	$ 12.490	$ 13.070	$ 12.810	$ 12.210	$ 12.160
Income (Loss) From Operations
Net investment income	$ 0.184	$ 0.234	$ 0.135	$ 0.184	$ 0.228	$ 0.235
Net realized and unrealized gain (loss)	(0.163)	(0.400)	(0.532)	0.385	0.637	0.050
Total income (loss) from operations	$ 0.021	$ (0.166)	$ (0.397)	$ 0.569	$ 0.865	$ 0.285
Less Distributions
From net investment income	$ (0.181)	$ (0.234)	$ (0.135)	$ (0.184)	$ (0.228)	$ (0.235)
From net realized gain	—	—	(0.048)	(0.125)	(0.037)	—
Total distributions	$ (0.181)	$ (0.234)	$ (0.183)	$ (0.309)	$ (0.265)	$ (0.235)
Net asset value — End of period	$11.930	$12.090	$12.490	$13.070	$12.810	$12.210
Total Return(1)(2)	0.18% (3)	(1.25)%	(3.08)%	4.49%	7.15%	2.38%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 52,921	$ 52,419	$ 61,492	$ 67,422	$ 50,697	$ 42,715
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.84% (4)(5)	0.87% (4)	0.90%	0.90%	0.90%	0.90%
Net investment income	3.11% (5)	1.96%	1.09%	1.41%	1.81%	1.95%
Portfolio Turnover	63% (3)	159%	61%	104%	74%	86%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.14%, 0.16%, 0.12%, 0.09%, 0.08% and 0.08% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023, respectively).
(5)	Annualized.
25
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 12.080	$ 12.480	$ 13.070	$ 12.810	$ 12.210	$ 12.160
Income (Loss) From Operations
Net investment income	$ 0.140(1)	$ 0.138(1)	$ 0.044(1)	$ 0.092(1)	$ 0.133	$ 0.143
Net realized and unrealized gain (loss)	(0.154)	(0.392)	(0.548)	0.379	0.638	0.051
Total income (loss) from operations	$ (0.014)	$ (0.254)	$ (0.504)	$ 0.471	$ 0.771	$ 0.194
Less Distributions
From net investment income	$ (0.136)	$ (0.146)	$ (0.038)	$ (0.086)	$ (0.134)	$ (0.144)
From net realized gain	—	—	(0.048)	(0.125)	(0.037)	—
Total distributions	$ (0.136)	$ (0.146)	$ (0.086)	$ (0.211)	$ (0.171)	$ (0.144)
Net asset value — End of period	$11.930	$12.080	$12.480	$13.070	$12.810	$12.210
Total Return(2)(3)	(0.11)% (4)	(2.00)%	(3.88)%	3.70%	6.35%	1.61%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,256	$ 5,307	$ 8,362	$ 11,226	$ 22,557	$ 24,456
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.59% (5)(6)	1.62% (5)	1.65%	1.65%	1.65%	1.65%
Net investment income	2.35% (6)	1.17%	0.34%	0.72%	1.08%	1.20%
Portfolio Turnover	63% (4)	159%	61%	104%	74%	86%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.14%, 0.16%, 0.12%, 0.09%, 0.08% and 0.08% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Not annualized.
(5)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023, respectively).
(6)	Annualized.
26
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 12.100	$ 12.500	$ 13.090	$ 12.820	$ 12.220	$ 12.180
Income (Loss) From Operations
Net investment income	$ 0.201	$ 0.264	$ 0.167	$ 0.216	$ 0.260	$ 0.265
Net realized and unrealized gain (loss)	(0.155)	(0.400)	(0.542)	0.395	0.636	0.040
Total income (loss) from operations	$ 0.046	$ (0.136)	$ (0.375)	$ 0.611	$ 0.896	$ 0.305
Less Distributions
From net investment income	$ (0.196)	$ (0.264)	$ (0.167)	$ (0.216)	$ (0.259)	$ (0.265)
From net realized gain	—	—	(0.048)	(0.125)	(0.037)	—
Total distributions	$ (0.196)	$ (0.264)	$ (0.215)	$ (0.341)	$ (0.296)	$ (0.265)
Net asset value — End of period	$ 11.950	$ 12.100	$ 12.500	$ 13.090	$ 12.820	$ 12.220
Total Return(1)(2)	0.39% (3)	(1.01)%	(2.90)%	4.82%	7.41%	2.63%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$396,436	$506,284	$619,232	$537,216	$404,214	$396,647
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.59% (4)(5)	0.61% (4)	0.65%	0.65%	0.65%	0.65%
Net investment income	3.35% (5)	2.21%	1.34%	1.66%	2.07%	2.19%
Portfolio Turnover	63% (3)	159%	61%	104%	74%	86%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.14%, 0.16%, 0.12%, 0.09%, 0.08% and 0.08% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% and less than 0.01% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023, respectively).
(5)	Annualized.
27
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
July 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2023, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
28

Parametric
TABS Municipal Bond Funds
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Interim Financial Statements—The interim financial statements relating to July 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds' management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Deferred capital losses:
Short-term	$7,209,745	$23,950,676
Long-term	$4,736,843	$ 7,435,035
29

Parametric
TABS Municipal Bond Funds
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of each Fund at July 31, 2023, as determined on a federal income tax basis, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Aggregate cost	$210,012,883	$443,088,806
Gross unrealized appreciation	$ 1,733,629	$ 9,665,901
Gross unrealized depreciation	(1,867,762)	(2,660,238)
Net unrealized appreciation (depreciation)	$ (134,133)	$ 7,005,663
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
	Annual Fee Rate
Average Daily Net Assets	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Up to $1 billion	0.3500%	0.5000%
$1 billion but less than $2 billion	0.3375%	0.4750%
$2 billion but less than $5 billion	0.3250%	0.4550%
$5 billion and over	0.3175%	0.4400%
For the six months ended July 31, 2023, investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Adviser and Administration Fee	$385,079	$1,437,912
Effective Annual Rate	0.35%	0.50%
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.
Each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by each Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2023, the investment adviser and administration fee paid was reduced by $6,944 and $34,109 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, relating to each Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Funds’ expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51% and 0.51% of Short-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I,
30

Parametric
TABS Municipal Bond Funds
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

respectively, and 0.85%, 1.60% and 0.60% of Intermediate-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2024. Pursuant to these agreements, EVM and Parametric were allocated none and $353,156 in total of Short-Term Municipal Bond Fund's and Intermediate-Term Municipal Bond Fund's operating expenses, respectively, for the six months ended July 31, 2023.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on the sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the six months ended July 31, 2023 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
EVM's Sub-Transfer Agent Fees	$3,202	$2,744
EVD's Class A Sales Charges	$ 38	$2,509
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$ —	$ 450
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2023 for Class A shares amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A Distribution and Service Fees	$92,013	$64,843
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the six months ended July 31, 2023, the Funds paid or accrued to EVD the following distribution fees:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Distribution Fees	$10,945	$18,655
31

Parametric
TABS Municipal Bond Funds
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2023 amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Service Fees	$3,648	$6,218
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2023, the Funds were informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the six months ended July 31, 2023 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Purchases
Investments (non-U.S. Government)	$ 72,900,869	$ 293,451,478
U.S. Government and Agency Securities	11,287,431	42,089,421
Total Purchases	$84,188,300	$335,540,899
Sales
Investments (non-U.S. Government)	$ 82,343,575	$ 364,206,312
U.S. Government and Agency Securities	8,204,460	43,327,305
Total Sales	$90,548,035	$407,533,617
32

Parametric
TABS Municipal Bond Funds
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
Short-Term Municipal Bond Fund
	Six Months Ended July 31, 2023 (Unaudited)			Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	103,572	$ 1,041,192	783,048	$ 7,795,113
Issued to shareholders electing to receive payments of distributions in Fund shares	77,881	783,058	116,415	1,162,445
Redemptions	(837,236)	(8,426,715)	(4,686,641)	(46,907,196)
Net decrease	(655,783)	$ (6,602,465)	(3,787,178)	$ (37,949,638)
Class C
Sales	10,000	$ 100,598	73,863	$ 729,992
Issued to shareholders electing to receive payments of distributions in Fund shares	2,162	21,659	1,323	13,128
Redemptions	(61,396)	(616,464)	(197,500)	(1,964,142)
Net decrease	(49,234)	$ (494,207)	(122,314)	$ (1,221,022)
Class I
Sales	1,410,465	$ 14,261,193	6,020,814	$ 60,254,992
Issued to shareholders electing to receive payments of distributions in Fund shares	143,934	1,447,462	194,391	1,942,905
Redemptions	(2,353,688)	(23,742,760)	(11,460,257)	(115,153,544)
Net decrease	(799,289)	$ (8,034,105)	(5,245,052)	$ (52,955,647)
Intermediate-Term Municipal Bond Fund
	Six Months Ended July 31, 2023 (Unaudited)			Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	749,266	$ 8,968,403	1,824,390	$ 21,436,685
Issued to shareholders electing to receive payments of distributions in Fund shares	30,292	362,026	42,738	502,881
Redemptions	(682,115)	(8,162,456)	(2,453,737)	(28,778,047)
Net increase (decrease)	97,443	$ 1,167,973	(586,609)	$ (6,838,481)
33

Parametric
TABS Municipal Bond Funds
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund (continued)
	Six Months Ended July 31, 2023 (Unaudited)			Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class C
Sales	20,043	$ 239,649	117,657	$ 1,382,809
Issued to shareholders electing to receive payments of distributions in Fund shares	2,466	29,453	2,971	34,873
Redemptions	(104,984)	(1,256,681)	(351,217)	(4,150,096)
Net decrease	(82,475)	$ (987,579)	(230,589)	$ (2,732,414)
Class I
Sales	9,381,410	$ 112,588,111	29,555,474	$ 350,119,216
Issued to shareholders electing to receive payments of distributions in Fund shares	310,073	3,709,538	410,084	4,827,083
Redemptions	(18,351,936)	(220,556,187)	(37,652,147)	(444,779,366)
Net decrease	(8,660,453)	$(104,258,538)	(7,686,589)	$ (89,833,067)
8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the six months ended July 31, 2023.
9  Affiliated Investments
At July 31, 2023, the value of each Fund’s investment in funds that may be deemed to be affiliated was $11,043,101 and $14,235,208 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, which represents 5.2% and 3.1% of net assets for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively. Transactions in such investments by the Funds for the six months ended July 31, 2023 were as follows:
Short-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$20,836,467	$84,193,480	$(93,986,846)	$ —	$ —	$11,043,101	$204,128	11,043,101
34

Parametric
TABS Municipal Bond Funds
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

Intermediate-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$49,021,044	$272,142,381	$(306,928,217)	$ —	$ —	$14,235,208	$1,043,494	14,235,208
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 161,667,872	$ —	$ 161,667,872
Taxable Municipal Obligations	—	3,011,010	—	3,011,010
U.S. Treasury Obligations	—	34,156,767	—	34,156,767
Short-Term Investments	11,043,101	—	—	11,043,101
Total Investments	$ 11,043,101	$ 198,835,649	$ —	$209,878,750
Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 388,953,469	$ —	$ 388,953,469
Taxable Municipal Obligations	—	8,063,237	—	8,063,237
U.S. Treasury Obligations	—	38,842,555	—	38,842,555
Short-Term Investments	14,235,208	—	—	14,235,208
Total Investments	$ 14,235,208	$ 435,859,261	$ —	$450,094,469
35

Parametric
TABS Municipal Bond Funds
July 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
36

Parametric
TABS Municipal Bond Funds
July 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
37

Parametric
TABS Municipal Bond Funds
July 31, 2023
Board of Trustees’ Contract Approval — continued

Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreements between each of Parametric TABS Intermediate-Term Municipal Bond Fund and Parametric TABS Short-Term Municipal Bond Fund (together, the “Funds”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreements between the Adviser and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to each Fund, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for each Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreements and the sub-advisory agreements for the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by each Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreements and the abilities and experience of Sub-adviser’s investment professionals in implementing the investment strategies of each Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds, Treasury securities and other securities backed by the U.S. government or its agencies. The Board also considered the Sub-adviser’s tax-advantaged bond strategies group and the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Funds and other funds and accounts that invest primarily in municipal bonds and employ a tax-advantaged bond strategy. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including each Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Funds, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Funds.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreements and the sub-advisory agreements.
Fund Performance
The Board compared each Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to each Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Parametric TABS Intermediate-Term Municipal Bond Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its primary and secondary benchmark indexes for the three-year period. The Board noted that the performance of the Parametric TABS Short-Term Municipal Bond Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its primary and secondary benchmark indexes for the three-year period. The Board concluded that the performance of each Fund was satisfactory.
38

Parametric
TABS Municipal Bond Funds
July 31, 2023
Board of Trustees’ Contract Approval — continued

Management Fees and Expenses
The Board considered contractual fee rates payable by each Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on each Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Funds, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Funds and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of each Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that each Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of each advisory fee, which includes breakpoints at several asset levels, will allow each Fund to continue to benefit from any economies of scale in the future.
39

Parametric
TABS Municipal Bond Funds
July 31, 2023
Liquidity Risk Management Program

Each Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. Each Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of each Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews each Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of each Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of each Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, each Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to each Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
40

Parametric
TABS Municipal Bond Funds
July 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
41

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
42

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
43

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
44

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

7786    7.31.23

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Semiannual Report
July 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2023
Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	02/01/2010	02/01/2010	(0.21)%	2.16%	1.75%	3.50%
Class A with 3.25% Maximum Sales Charge	—	—	(3.45)	(1.19)	1.07	3.15
Class C at NAV	02/01/2010	02/01/2010	(0.50)	1.40	1.01	2.88
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.48)	0.40	1.01	2.88
Class I at NAV	02/01/2010	02/01/2010	(0.00) [3]	2.50	2.02	3.75

Bloomberg 10 Year Municipal Bond Index	—	—	(0.08)%	1.52%	2.30%	3.01%
Bloomberg 15 Year Municipal Bond Index	—	—	0.61	1.89	2.42	3.60
% Total Annual Operating Expense Ratios[4]	Class A	Class C	Class I
Gross	0.67%	1.42%	0.42%
Net	0.65	1.40	0.40
% Distribution Rates/Yields[5]	Class A	Class C	Class I
Distribution Rate	2.66%	1.91%	2.91%
SEC 30-day Yield – Subsidized	2.71	2.06	3.05
SEC 30-day Yield – Unsubsidized	2.70	2.04	3.04
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective April 15, 2015, the Fund changed its investment objective and investment strategy. Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Amount is less than (0.005)%.
[4]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[5]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Important Notice to Shareholders
On May 19, 2023, the Fund received its pro-rata share of net assets from 5-to-15 Year Laddered Municipal Bond Portfolio, the Portfolio the Fund previously invested in, and the Portfolio was terminated. As of May 20, 2023, the Fund invests its assets directly.

4

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 997.90	$3.17**	0.64%
Class C	$1,000.00	$ 995.00	$6.88**	1.39%
Class I	$1,000.00	$1,000.00	$1.93**	0.39%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.62	$3.21**	0.64%
Class C	$1,000.00	$1,017.90	$6.95**	1.39%
Class I	$1,000.00	$1,022.86	$1.96**	0.39%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023. The Example reflects the expenses of both the Fund and the Portfolio for the period when the Fund’s assets were invested in the Portfolio.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 94.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.5%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,000	$ 1,003,030
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	1,500	1,418,040
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	75	68,650
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	675	702,060
		$ 3,191,780
Education — 3.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.00%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,673,220
Duneland School Building Corp., IN, 4.00%, 1/15/35	1,915	1,994,032
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	536,022
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/36	395	429,073
5.00%, 7/1/37	840	906,730
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/35	1,840	2,106,211
5.00%, 7/1/36	1,600	1,811,280
5.00%, 7/1/37	2,000	2,240,400
Ohio State University, Green Bonds, 4.00%, 12/1/38	765	771,158
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University):
4.00%, 7/1/34	1,155	1,169,056
4.00%, 9/1/34	350	362,222
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	651,880
University of Mississippi Educational Building Corp.:
4.00%, 10/1/37	350	357,294
4.00%, 10/1/38	1,590	1,618,159
Virginia College Building Authority, 4.00%, 2/1/33	1,000	1,028,570
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,545,252
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,800	3,000,368
		$ 23,200,927
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 2.2%
American Municipal Power, Inc., OH, (Prairie State Energy Campus):
4.00%, 2/15/35	$5,690	$ 5,833,217
4.00%, 2/15/36	1,000	1,007,910
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,040,660
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	566,135
Florida Municipal Power Agency, 3.00%, 10/1/33	1,875	1,755,844
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	261,688
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	770,640
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	799,060
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	521,215
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,730	2,751,239
		$ 15,307,608
Escrowed/Prerefunded — 0.1%
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	$150	$ 154,578
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	250	258,103
		$ 412,681
General Obligations — 51.3%
Aldine Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	$300	$ 305,652
Amarillo Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	2,725	2,771,488
Arlington Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/34	2,050	2,071,648
4.00%, 2/15/36	1,000	1,031,800
Auburn School District No. 408, WA, 4.00%, 12/1/35	775	783,393
Bainbridge Island School District No. 303, WA, 4.00%, 12/1/36	400	406,944
Belding Area Schools, MI, 5.00%, 5/1/30	225	234,902
Bethel Park School District, PA, 4.00%, 8/1/35	650	677,450
Beverly Hills Unified School District, CA, (Election of 2008), 0.00%, 8/1/33	755	541,365
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	770	813,798

6
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Bexar County, TX, 3.00%, 6/15/30	$6,000	$ 5,930,220
Boerne Independent School District, TX, (PSF Guaranteed), 4.00%, 2/1/37	1,000	1,008,910
Brookline, MA:
3.10%, 3/15/33	1,770	1,746,459
3.15%, 3/15/34	1,565	1,542,464
Burbank Unified School District, CA, (Election of 2013), 4.45% (0.00% to 8/1/23), 8/1/36	900	944,388
Burlington, VT, 5.00%, 11/1/29	70	78,490
California:
2.85%, 12/1/32	2,040	1,969,987
3.00%, 11/1/35	7,250	6,886,557
4.55%, 12/1/37	1,000	1,074,060
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,000,190
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,150,084
Celina, TX:
1.625%, 9/1/32	3,170	2,548,775
1.75%, 9/1/34	3,280	2,534,554
Centennial School District No. 28Jt, OR, 5.00%, 6/15/34	835	947,792
Chaffey Joint Union High School District, CA, (Election of 2012):
0.00%, 8/1/30	450	355,766
0.00%, 8/1/31	460	350,460
0.00%, 8/1/32	530	387,987
0.00%, 8/1/33	1,575	1,107,351
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,118,227
4.00%, 9/1/33	1,000	1,015,130
4.00%, 9/1/34	1,000	1,015,620
Chandler, AZ:
2.60%, 7/1/30	3,625	3,439,146
2.85%, 7/1/32	1,925	1,833,967
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	422,670
Cheltenham School District, PA, 4.00%, 2/15/35	1,005	1,044,024
Chisholm Independent School District No. 695, MN:
0.00%, 2/1/37	615	350,298
0.00%, 2/1/38	820	438,766
Clark County, NV:
4.00%, 12/1/35	1,820	1,861,551
4.00%, 6/1/36	175	177,499
Cleveland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/38	1,050	1,065,298
College Station Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/32	320	324,909
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
College Station, TX:
3.35%, 2/15/34	$2,085	$ 2,009,377
3.45%, 2/15/35	2,150	2,063,871
Colonial School District, PA, 5.00%, 2/15/33	50	51,605
Comal County, TX, 4.00%, 2/1/33	5,580	5,698,296
Connecticut:
4.00%, 1/15/34	3,000	3,190,410
4.00%, 1/15/35	3,000	3,159,960
5.00%, 8/15/31	5,580	5,583,069
Conroe, TX, 4.125%, 3/1/39	1,895	1,904,267
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	106,896
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	666,345
Coopersville Area Public Schools, MI, 4.00%, 5/1/35	430	449,909
Corpus Christi Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/31	4,715	4,924,676
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	595,410
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,594,299
Dallas Center-Grimes Community School District, IA:
3.00%, 5/1/35	1,075	998,610
3.00%, 5/1/36	910	823,040
David Douglas School District No. 40, OR:
0.00%, 6/15/31	525	396,758
0.00%, 6/15/34	1,850	1,225,606
0.00%, 6/15/35	1,250	780,875
0.00%, 6/15/36	1,690	978,696
0.00%, 6/15/37	1,000	544,470
0.00%, 6/15/38	750	383,355
Dedham, MA, 3.30%, 4/1/36	775	742,543
Del Valle Independent School District, TX, (PSF Guaranteed), 4.00%, 6/15/38	750	774,398
El Paso Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	500	509,090
Fairfax County, VA, 4.00%, 10/1/36	5,775	5,962,918
Falls City Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/34	1,000	1,007,520
Florida, (Department of Transportation), 2.00%, 7/1/33	1,535	1,319,363
Forney Independent School District, TX, 0.00%, 8/15/37	275	151,261
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	400	377,312
3.00%, 8/15/36	500	454,930
Frenship Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/36	2,315	2,102,113

7
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	$400	$ 405,196
Georgia, 5.00%, 2/1/32	1,000	1,076,310
Goodyear, AZ, 3.00%, 7/1/38	1,160	1,032,620
Grand Forks County, ND, 4.00%, 10/1/35	1,480	1,555,006
Guilford County, NC, 3.00%, 5/1/35	2,220	2,127,604
Hamilton County, IN, 4.00%, 12/31/38	1,305	1,323,035
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	911,155
Harrisburg School District No. 41-2, SD:
2.00%, 8/1/32	2,230	1,904,688
2.00%, 8/1/33	1,305	1,091,711
Hawaii, 4.00%, 1/1/37	1,000	1,019,830
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	3,445	3,454,922
Hays County, TX, 3.00%, 2/15/37	1,750	1,544,095
Hempstead, NY:
2.00%, 6/15/33	6,070	5,313,496
2.00%, 6/15/34	6,190	5,311,948
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,062,740
Henrico County, VA, 3.35%, 8/1/36	4,970	4,842,022
Homewood, AL, 5.00%, 9/1/29	2,000	2,118,680
Honolulu City and County, HI, 3.00%, 9/1/31	110	110,244
Houston, TX, 4.00%, 3/1/37	1,730	1,754,843
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,444,445
Series 2022B, 5.00%, 3/1/29	2,000	2,172,840
Independence School District, MO, 3.25%, 3/1/38	3,455	3,196,877
Iowa City Community School District, 2.75%, 6/1/30	2,850	2,692,309
Irving, TX:
4.00%, 9/15/36	2,025	2,127,202
4.00%, 9/15/37	4,030	4,182,576
4.00%, 9/15/37	835	866,613
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,004,080
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,504,047
Kansas City, MO:
3.00%, 2/1/35	950	878,607
4.00%, 2/1/37	2,500	2,580,825
Kennebunk, ME, 2.00%, 10/1/35	600	494,976
Knox County, TN:
3.00%, 6/1/34	3,345	3,204,911
3.00%, 6/1/35	3,490	3,331,135
3.00%, 6/1/38	3,630	3,242,134
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	$720	$ 724,126
Lake Oswego, OR, 2.50%, 6/1/33	1,405	1,277,440
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,025,020
Lexington, MA:
3.10%, 2/15/34	1,290	1,266,251
3.15%, 2/15/35	1,245	1,212,742
3.20%, 2/15/36	1,295	1,227,284
Lincoln, NE, 3.00%, 5/15/33	1,090	1,073,290
Lone Star College System, TX, 3.00%, 2/15/36	1,695	1,565,638
Longview, TX, 4.00%, 9/1/37	1,100	1,097,602
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,744,570
Malakoff Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	2,580	2,415,086
Marathon County, WI, 2.00%, 2/1/32	1,350	1,158,799
Massachusetts:
4.00%, 5/1/36	5,050	5,191,753
5.00%, 5/1/34	2,410	2,871,443
McKinney, TX, 2.50%, 8/15/35	2,080	1,832,189
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	425	447,147
Mildred Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/35	425	400,155
Mill Valley School District, CA:
2.80%, 8/1/31	1,430	1,385,756
2.90%, 8/1/32	1,500	1,470,015
3.00%, 8/1/33	1,365	1,342,368
3.00%, 8/1/34	2,250	2,211,007
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	363,200
Monrovia Unified School District, CA, (Election of 2006):
0.00%, 8/1/34	3,550	2,347,082
0.00%, 8/1/36	1,830	1,073,643
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,301,760
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,218,374
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	154,271
Nebo School District, UT, 2.125%, 7/1/34	4,515	3,859,783
Nevada, 2.125%, 5/1/38	2,000	1,532,860
New Mexico, 5.00%, 3/1/29	4,260	4,765,364
New York City, NY, 5.25%, 10/1/39	2,000	2,298,220
Newport News, VA, 3.00%, 2/1/37	2,340	2,130,406

8
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	$3,435	$ 2,279,157
0.00%, 8/1/37	6,580	3,927,207
Orange County, NC:
3.25%, 8/1/36	3,325	3,154,361
3.30%, 8/1/37	3,575	3,378,053
Palo Alto Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	790	617,709
Pasadena Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/39	4,840	4,934,816
4.125%, 2/15/40	3,575	3,667,128
Pasadena, TX:
4.00%, 2/15/28	500	506,935
4.00%, 2/15/29	150	151,905
4.00%, 2/15/30	440	445,474
4.00%, 2/15/31	650	657,963
Pearland Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	250	257,948
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	890	772,431
Pennsylvania, 4.00%, 10/1/39	17,000	17,064,430
Plano, TX, 3.28%, 9/1/35	4,900	4,660,635
Portland, ME, 2.50%, 4/1/35	1,765	1,578,669
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	812,352
Racine County, WI:
0.25%, 3/1/37	860	481,755
0.50%, 3/1/38	870	481,310
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	555	590,520
Red Oak Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/32	385	371,544
Richardson Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	600	609,930
Richmond, VA:
2.60%, 7/15/37	7,845	6,715,006
2.65%, 7/15/38	8,055	6,819,927
River Falls School District, WI, 3.20%, 4/1/32	2,735	2,646,112
Romeo Community Schools, MI, 5.00%, 5/1/30	700	732,872
Romulus, MI:
4.00%, 11/1/31	250	255,633
4.00%, 11/1/32	100	102,139
4.00%, 11/1/33	250	255,270
Round Rock, TX:
4.00%, 8/15/35	395	415,106
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Round Rock, TX: (continued)
4.00%, 8/15/38	$875	$ 889,114
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	510,060
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,529,706
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	458,163
Somerville, MA, 1.75%, 10/15/34	4,335	3,545,640
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,071,760
Southside Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	500	512,060
Spokane, WA, 4.00%, 12/1/36	2,980	3,036,203
St. Charles County Francis Howell R-III School District, MO, 3.00%, 3/1/33	6,500	6,260,735
St. Charles School District, MO, 3.00%, 3/1/38	1,250	1,106,637
Stamford, CT, 2.00%, 8/15/33	805	697,307
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,017,970
Travis County, TX:
3.375%, 3/1/38	2,585	2,387,790
3.375%, 3/1/38	1,105	1,020,700
Tukwila, WA, 4.00%, 12/1/35	500	512,920
Tuloso-Midway Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/29	545	555,126
Tyler Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/36	2,000	2,125,260
Umatilla School District No. 6R, Umatilla County, OR:
0.00%, 6/15/29	115	93,065
0.00%, 6/15/30	110	85,744
Union County, NC:
3.00%, 9/1/35	1,500	1,442,325
3.00%, 9/1/36	2,300	2,131,318
United Independent School District, TX:
4.00%, 2/15/33	350	357,196
4.00%, 2/15/34	535	547,770
4.00%, 2/15/36	580	588,735
4.00%, 2/15/37	600	604,272
Upper St. Clair Township, PA, 4.00%, 6/1/34	800	818,016
Vestavia Hills, AL, 4.00%, 8/1/35	800	824,536
Village of Dobbs Ferry, NY:
2.85%, 10/15/35	475	410,970
3.00%, 10/15/36	490	437,987
Wake County, NC, 3.00%, 4/1/37	1,980	1,820,887
Washington, 4.00%, 8/1/36	1,295	1,351,799
West St. Paul-Mendota Heights-Eagan Independent School District No. 197, MN, 3.55%, 2/1/36	7,615	7,577,534

9
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Westchester County, NY, 2.00%, 10/15/33	$650	$ 562,842
Wichita Falls Independent School District, TX, (PSF Guaranteed), 3.00%, 2/1/38	3,000	2,675,040
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	368,273
Williamson County, TX, 3.00%, 2/15/33	3,250	3,122,372
Willis Independent School District, TX, (PSF Guaranteed), 3.00%, 2/15/34	1,705	1,617,840
Wisconsin Rapids School District, 2.00%, 4/1/34	1,030	854,849
Worthington City School District, OH:
0.00%, 12/1/28	225	186,316
0.00%, 12/1/29	400	319,668
0.00%, 12/1/30	920	708,556
0.00%, 12/1/31	295	218,330
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	95,811
Ysleta Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/37	405	408,114
		$361,521,266
Hospital — 6.0%
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 90,024
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	494,690
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	349,469
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	102,326
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/28	7,035	7,508,174
5.00%, 8/1/34	1,575	1,687,896
5.00%, 8/1/35	2,650	2,822,250
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,273,450
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	358,309
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	950	923,628
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,024,910
5.00%, 11/15/32	1,000	1,024,660
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,080,160
5.00%, 10/1/31	1,500	1,560,240
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.): (continued)
5.00%, 10/1/32	$2,000	$ 2,079,380
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	896,018
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	250	251,210
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	1,992,925
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	440	452,162
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,043,630
Montgomery County, OH, (Dayton Children's Hospital):
5.00%, 8/1/32	750	847,020
5.00%, 8/1/33	800	901,800
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	530,950
5.00%, 8/1/29	500	532,435
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	736,771
5.00%, 7/1/28	600	632,580
5.00%, 7/1/31	275	289,831
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	156,435
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	723,338
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/36	2,310	2,438,782
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	152,451
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	640,575
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,555	1,610,171
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	293,781
5.00%, 12/1/28	320	334,038
5.00%, 12/1/30	300	313,128
5.00%, 12/1/31	70	72,984
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	475	486,676

10
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	$400	$ 416,904
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	439,289
		$ 42,565,450
Housing — 2.5%
Georgia Housing & Finance Authority, 3.65%, 12/1/32	$185	$ 184,854
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/37	3,035	3,068,901
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
Social Bonds, 1.50%, 1/1/31	300	253,263
Social Bonds, 1.60%, 7/1/31	175	147,383
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	306,511
2019 Series A, 4.00%, 8/1/35	440	454,731
2019 Series C, 4.00%, 8/1/33	525	540,094
2019 Series C, 4.00%, 8/1/34	240	246,727
New Mexico Mortgage Finance Authority, 5.75%, 3/1/54(2)	3,000	3,236,490
New York City Housing Development Corp., NY:
2.65%, 11/1/27	60	57,664
2.85%, 11/1/29	20	19,075
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 2.40%, 11/1/26	150	144,678
New York Mortgage Agency:
2.30%, 10/1/30	1,000	905,770
3.65%, 4/1/32	120	119,227
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,030,607
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,059	1,039,197
Virginia Housing Development Authority, 2.55%, 5/1/27	90	86,251
		$ 17,841,423
Insured - Bond Bank — 1.6%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 11,104,014
		$ 11,104,014
Insured - Education — 0.3%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
(AGM), 5.00%, 10/1/33	$500	$ 550,450
(AGM), 5.00%, 10/1/35	800	873,896
Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Troy University, AL, (AGM), 5.00%, 11/1/35	$460	$ 516,598
		$ 1,940,944
Insured - Electric Utilities — 0.7%
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project J), (AGM), 4.00%, 1/1/36	$310	$ 312,833
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 4.00%, 1/1/36	435	438,976
(AGM), 4.00%, 1/1/37	470	471,974
(AGM), 5.00%, 7/1/30	250	279,870
(AGM), 5.00%, 7/1/31	275	310,992
(AGM), 5.00%, 7/1/32	465	528,468
(AGM), 5.00%, 7/1/33	330	376,381
(AGM), 5.00%, 7/1/34	365	415,983
(AGM), 5.00%, 7/1/35	310	349,172
(AGM), 5.00%, 7/1/36	500	555,120
(AGM), 5.00%, 7/1/37	490	537,349
(AGM), 5.00%, 7/1/38	405	441,296
		$ 5,018,414
Insured - General Obligations — 1.1%
Cattaraugus County, NY :
(AGM), 4.00%, 5/15/36	$960	$ 1,009,354
(AGM), 4.00%, 5/15/37	730	759,915
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	10	9,844
(BAM), 3.00%, 4/1/32	360	348,487
Mauston School District, WI, (AGM), 1.60%, 3/1/34	2,565	1,965,765
Monroe School District, WI, (AGM), 5.00%, 3/1/34	1,000	1,122,430
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	710,845
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/34	400	268,376
(BAM), 0.00%, 8/1/35	425	269,782
(BAM), 0.00%, 8/1/36	500	299,095
(BAM), 0.00%, 8/1/37	750	421,177
(BAM), 0.00%, 8/1/38	500	264,720
		$ 7,449,790
Insured - Lease Revenue/Certificates of Participation — 0.6%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 103,876
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	680,410

11
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation (continued)
Fairfield, CA, Certificates of Participation: (continued)
(AGC), 0.00%, 4/1/37	$5,000	$ 2,926,950
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	175	179,524
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	180	191,500
		$ 4,082,260
Insured - Special Tax Revenue — 0.1%
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	$880	$ 773,986
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	135	140,148
		$ 914,134
Insured - Transportation — 0.8%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$275	$ 285,376
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/33	2,250	2,404,867
(AGM), 5.00%, 1/1/34	2,485	2,653,657
		$ 5,343,900
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 260,787
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	268,170
(AGM), 2.00%, 10/1/34	30	24,187
		$ 553,144
Lease Revenue/Certificates of Participation — 2.6%
Aspen Fire Protection District, CO, 4.00%, 12/1/32	$105	$ 109,349
California Public Works Board, 4.00%, 5/1/36	305	323,233
Colorado Department of Transportation:
5.00%, 6/15/30	350	366,261
5.00%, 6/15/31	310	323,971
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	3,000	3,232,710
5.00%, 6/1/30	3,000	3,234,120
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	666,769
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	160	174,525
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Greene County, MO, Certificates of Participation, 4.00%, 3/1/35	$2,000	$ 2,064,520
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,555,772
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,816,107
Noblesville Multi-School Building Corp., IN, 3.00%, 7/15/33	275	272,550
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	519,510
		$ 18,659,397
Other Revenue — 6.5%
Black Belt Energy Gas District, AL, (Liq: Royal Bank of Canada), 4.00% to 12/1/31 (Put Date), 6/1/51	$2,020	$ 1,988,690
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/34	2,425	2,666,166
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	525,625
5.00%, 4/1/29	275	288,373
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	22,723,663
5.00% to 9/1/30 (Put Date), 9/1/53	2,500	2,629,475
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/29	85	95,237
Philadelphia Energy Authority:
Sustainability Bonds, 5.00%, 11/1/33(2)	850	987,921
Sustainability Bonds, 5.00%, 11/1/38(2)	850	944,614
Sustainability Bonds, 5.00%, 11/1/43(2)	750	814,298
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	11,450	11,324,164
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,028,050
		$ 46,016,276
Senior Living/Life Care — 1.1%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,655	$ 1,647,470
4.00%, 1/1/31	250	248,822
4.00%, 1/1/32	350	346,857
4.00%, 1/1/33	600	593,478
4.00%, 1/1/34	685	677,342
4.00%, 1/1/35	615	604,016

12
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	$50	$ 50,566
5.00%, 11/15/30	910	916,961
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	101,892
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,049,035
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	318,795
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	943,600
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	180	181,505
Series 2016A, 5.00%, 10/1/31	325	327,242
		$ 8,007,581
Special Tax Revenue — 4.5%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/28	$420	$ 438,480
5.00%, 5/1/29	550	577,792
5.00%, 5/1/30	575	607,539
5.00%, 5/1/31	675	717,160
5.00%, 5/1/32	725	774,010
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 3.92%, 11/1/38(3)	2,100	2,100,000
Connecticut, Special Tax Obligation, (Transportation Infrastructure):
5.00%, 7/1/29	2,565	2,884,522
5.00%, 7/1/34	1,000	1,178,730
Downtown Smyrna Development Authority, GA, 4.00%, 2/1/35	360	382,810
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/30	950	993,966
5.00%, 4/1/31	895	936,653
5.00%, 4/1/32	735	769,016
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 8/1/37	1,995	2,014,571
4.00%, 2/1/38	310	313,500
5.00%, 8/1/33	1,190	1,209,195
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 2/15/37	6,950	7,101,788
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue: (continued)
5.00%, 3/15/30	$875	$ 994,192
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,868,382
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	2,998,352
4.00%, 3/15/39	2,900	2,907,163
		$ 31,767,821
Transportation — 4.4%
Central Texas Regional Mobility Authority, 4.00%, 1/1/34	$70	$ 71,901
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/28	150	152,280
5.00%, 1/1/29	150	152,025
5.00%, 1/1/30	500	506,370
5.00%, 1/1/31	1,000	1,012,840
5.25%, 1/1/32	2,565	2,744,242
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,537,942
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	515,960
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	182,690
5.00%, 12/1/32	350	363,853
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	252,763
5.00%, 5/15/34	250	260,713
Maryland Department of Transportation, 3.00%, 9/1/32	5,000	4,918,700
Metropolitan Transportation Authority, NY, 3.981%, (67% of SOFR + 0.43%), 11/1/26(1)	1,980	1,963,823
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	158,502
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	6,036,180
5.00%, 1/1/37	1,350	1,492,843
Port Authority of New York and New Jersey, 4.00%, 7/15/36	1,390	1,448,783
Portland, ME, Airport Revenue:
Green Bonds, 5.00%, 1/1/29	225	245,149
Green Bonds, 5.00%, 1/1/31	370	408,473
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,465,859
5.00%, 7/1/31	300	325,212
5.00%, 7/1/32	660	714,991
5.00%, 7/1/33	600	649,746

13
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Salt Lake City, UT, (Salt Lake City International Airport): (continued)
5.00%, 7/1/34	$450	$ 486,459
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,183,705
		$ 31,252,004
Water and Sewer — 3.9%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 3.98%, 11/1/28(3)	$3,295	$ 3,295,000
Dallas, TX, Waterworks and Sewer System Revenue, 4.00%, 10/1/37	800	814,600
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/36	1,475	1,512,657
Indiana Finance Authority, (CWA Authority, Inc.), Green Bonds, 4.00%, 10/1/37	1,595	1,617,266
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	275	287,177
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	599,846
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	1,700	1,734,986
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	527,235
New York State Environmental Facilities Corp., (New York City Municipal Water Finance Authority), 4.00%, 6/15/37	155	159,779
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	646,789
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	614,796
4.00%, 11/1/30	670	686,187
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue:
4.00%, 10/1/36	500	526,045
4.00%, 10/1/37	250	260,538
Santa Maria, CA, Water & Wastewater Revenue:
3.00%, 2/1/35	2,565	2,426,131
3.00%, 2/1/36	1,580	1,464,786
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,873,919
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,313,466
4.00%, 10/15/36	500	509,055
4.00%, 10/15/36	700	716,443
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Winston-Salem, NC, Water & Sewer System Revenue, 2.375%, 6/1/38	$2,185	$ 1,766,354
		$ 27,353,055
Total Tax-Exempt Municipal Obligations (identified cost $659,556,556)		$663,503,869

Short-Term Investments — 5.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(4)	37,398,895	$ 37,398,895
Total Short-Term Investments (identified cost $37,398,895)		$ 37,398,895
Total Investments — 99.5% (identified cost $696,955,451)		$700,902,764
Other Assets, Less Liabilities — 0.5%		$ 3,558,724
Net Assets — 100.0%		$704,461,488
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2023.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
At July 31, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	18.4%
Others, representing less than 10% individually	75.8%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 5.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.4% to 4.3% of total investments.

14
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
15
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Statement of Assets and Liabilities (Unaudited)

July 31, 2023
Assets
Unaffiliated investments, at value (identified cost $659,556,556)	$ 663,503,869
Affiliated investments, at value (identified cost $37,398,895)	37,398,895
Interest receivable	7,090,452
Dividends receivable from affiliated investments	145,544
Receivable for investments sold	6,022,941
Receivable for Fund shares sold	1,190,990
Receivable from affiliates	34,435
Total assets	$715,387,126
Liabilities
Payable for when-issued securities	$ 8,622,539
Payable for Fund shares redeemed	1,421,282
Distributions payable	275,681
Payable to affiliates:
Investment adviser fee	186,762
Distribution and service fees	28,205
Accrued expenses	391,169
Total liabilities	$ 10,925,638
Net Assets	$704,461,488
Sources of Net Assets
Paid-in capital	$ 747,712,168
Accumulated loss	(43,250,680)
Net Assets	$704,461,488
Class A Shares
Net Assets	$ 64,555,715
Shares Outstanding	5,368,492
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.02
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 12.42
Class C Shares
Net Assets	$ 16,640,662
Shares Outstanding	1,384,447
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 12.02
Class I Shares
Net Assets	$ 623,265,111
Shares Outstanding	51,869,658
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.02
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
16
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2023
Investment Income
Dividend income from affiliated investments	$ 305,737
Dividend income allocated from Portfolio	607,836
Interest income allocated from Portfolio	6,344,825
Interest income	4,274,222
Expenses allocated from Portfolio	(697,438)
Total investment income	$ 10,835,182
Expenses
Investment adviser and administration fee	$ 430,718
Distribution and service fees:
Class A	78,341
Class C	91,731
Trustees’ fees and expenses	22,369
Custodian fee	42,525
Transfer and dividend disbursing agent fees	131,417
Legal and accounting services	27,587
Printing and postage	12,505
Registration fees	40,485
Miscellaneous	15,472
Total expenses	$ 893,150
Deduct:
Allocation of expenses to affiliates	$ 118,930
Total expense reductions	$ 118,930
Net expenses	$ 774,220
Net investment income	$ 10,060,962
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,095,049)
Investment transactions allocated from Portfolio	(797,423)
Net realized loss	$ (2,892,472)
Change in unrealized appreciation (depreciation):
Investments	$ 5,931,107
Investments allocated from Portfolio	(13,239,870)
Net change in unrealized appreciation (depreciation)	$ (7,308,763)
Net realized and unrealized loss	$(10,201,235)
Net decrease in net assets from operations	$ (140,273)
17
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Statements of Changes in Net Assets

	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 10,060,962	$ 15,433,083
Net realized loss	(2,892,472)	(40,253,585)
Net change in unrealized appreciation (depreciation)	(7,308,763)	(5,317,574)
Net decrease in net assets from operations	$ (140,273)	$ (30,138,076)
Distributions to shareholders:
Class A	$ (857,663)	$ (1,368,606)
Class C	(182,511)	(300,648)
Class I	(8,775,448)	(13,662,672)
Total distributions to shareholders	$ (9,815,622)	$ (15,331,926)
Transactions in shares of beneficial interest:
Class A	$ 2,914,488	$ (15,662,442)
Class C	(3,571,411)	(8,866,410)
Class I	84,699,064	(237,643,793)
Net increase (decrease) in net assets from Fund share transactions	$ 84,042,141	$(262,172,645)
Other capital:
Portfolio transaction fee contributed to Portfolio	$ —	$ (675,116)
Portfolio transaction fee allocated from Portfolio	—	674,003
Net decrease in net assets from other capital	$ —	$ (1,113)
Net increase (decrease) in net assets	$ 74,086,246	$(307,643,760)
Net Assets
At beginning of period	$ 630,375,242	$ 938,019,002
At end of period	$704,461,488	$ 630,375,242
18
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Financial Highlights

	Class A
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 12.210	$ 12.700	$ 13.240	$ 12.900	$ 12.220	$ 12.110
Income (Loss) From Operations
Net investment income	$ 0.167	$ 0.245	$ 0.182	$ 0.213	$ 0.237	$ 0.225
Net realized and unrealized gain (loss)	(0.194)	(0.492)	(0.540)	0.340	0.680	0.110
Total income (loss) from operations	$ (0.027)	$ (0.247)	$ (0.358)	$ 0.553	$ 0.917	$ 0.335
Less Distributions
From net investment income	$ (0.163)	$ (0.243)	$ (0.182)	$ (0.213)	$ (0.237)	$ (0.225)
Total distributions	$ (0.163)	$ (0.243)	$ (0.182)	$ (0.213)	$ (0.237)	$ (0.225)
Net asset value — End of period	$12.020	$12.210	$12.700	$13.240	$12.900	$12.220
Total Return(1)(2)	(0.21)% (3)	(1.88)%	(2.73)%	4.34%	7.56%	2.80%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 64,556	$ 62,567	$ 81,892	$ 88,983	$ 85,608	$ 87,287
Ratios (as a percentage of average daily net assets):(4)
Expenses (2)	0.64% (5)(6)	0.65% (6)	0.65%	0.65%	0.65%	0.65%
Net investment income	2.81% (5)	2.02%	1.39%	1.65%	1.88%	1.87%
Portfolio Turnover of the Portfolio(7)	6% (3)	84%	22%	51%	28%	78%
Portfolio Turnover of the Fund	29% (8)	—	—	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.04%, 0.03%, 0.01%, 0.03%, 0.02% and 0.04% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's and Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023, respectively).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 20, 2023 through July 31, 2023 when the Fund was making investments directly in securities.
19
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 12.200	$ 12.690	$ 13.230	$ 12.890	$ 12.220	$ 12.100
Income (Loss) From Operations
Net investment income	$ 0.124	$ 0.155	$ 0.084	$ 0.116	$ 0.142	$ 0.134
Net realized and unrealized gain (loss)	(0.185)	(0.492)	(0.540)	0.340	0.670	0.120
Total income (loss) from operations	$ (0.061)	$ (0.337)	$ (0.456)	$ 0.456	$ 0.812	$ 0.254
Less Distributions
From net investment income	$ (0.119)	$ (0.153)	$ (0.084)	$ (0.116)	$ (0.142)	$ (0.134)
Total distributions	$ (0.119)	$ (0.153)	$ (0.084)	$ (0.116)	$ (0.142)	$ (0.134)
Net asset value — End of period	$12.020	$12.200	$12.690	$13.230	$12.890	$12.220
Total Return(1)(2)	(0.50)% (3)	(2.62)%	(3.47)%	3.56%	6.68%	2.12%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 16,641	$ 20,513	$ 30,795	$ 37,239	$ 41,689	$ 45,309
Ratios (as a percentage of average daily net assets):(4)
Expenses (2)	1.39% (5)(6)	1.40% (6)	1.40%	1.40%	1.40%	1.40%
Net investment income	2.07% (5)	1.26%	0.64%	0.91%	1.13%	1.11%
Portfolio Turnover of the Portfolio(7)	6% (3)	84%	22%	51%	28%	78%
Portfolio Turnover of the Fund	29% (8)	—	—	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.04%, 0.03%, 0.01%, 0.03%, 0.02% and 0.04% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(5)	Annualized.
(6)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's and Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023, respectively).
(7)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(8)	For the period from May 20, 2023 through July 31, 2023 when the Fund was making investments directly in securities.
20
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 12.200	$ 12.690	$ 13.230	$ 12.890	$ 12.210	$ 12.100
Income (Loss) From Operations
Net investment income	$ 0.182	$ 0.274	$ 0.215	$ 0.245	$ 0.268	$ 0.255
Net realized and unrealized gain (loss)	(0.184)	(0.492)	(0.540)	0.340	0.680	0.110
Total income (loss) from operations	$ (0.002)	$ (0.218)	$ (0.325)	$ 0.585	$ 0.948	$ 0.365
Less Distributions
From net investment income	$ (0.178)	$ (0.272)	$ (0.215)	$ (0.245)	$ (0.268)	$ (0.255)
Total distributions	$ (0.178)	$ (0.272)	$ (0.215)	$ (0.245)	$ (0.268)	$ (0.255)
Net asset value — End of period	$ 12.020	$ 12.200	$ 12.690	$ 13.230	$ 12.890	$ 12.210
Total Return(1)(2)	(0.00)% (3)(4)	(1.64)%	(2.49)%	4.60%	7.83%	3.06%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$623,265	$547,295	$825,332	$776,298	$596,099	$472,656
Ratios (as a percentage of average daily net assets):(5)
Expenses (2)	0.39% (6)(7)	0.40% (7)	0.40%	0.40%	0.40%	0.40%
Net investment income	3.05% (6)	2.25%	1.64%	1.89%	2.12%	2.11%
Portfolio Turnover of the Portfolio(8)	6% (3)	84%	22%	51%	28%	78%
Portfolio Turnover of the Fund	29% (9)	—	—	—	—	—
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.04%, 0.03%, 0.01%, 0.03%, 0.02% and 0.04% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Amount is less than (0.005)%.
(5)	Includes the Fund’s share of the Portfolio’s allocated expenses for the period while the Fund was investing in the Portfolio.
(6)	Annualized.
(7)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's and Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023, respectively).
(8)	Portfolio turnover represents the rate of portfolio activity for the period while the Fund was investing in the Portfolio.
(9)	For the period from May 20, 2023 through July 31, 2023 when the Fund was making investments directly in securities.
21
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek current income exempt from regular federal income tax. Prior to the close of business on May 19, 2023, the Fund invested all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. As of the close of business on May 19, 2023, the Fund received its pro-rata share of net assets from the Portfolio as part of the termination of the Portfolio. As of May 20, 2023, the Fund invests its assets directly. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Prior to the close of business on May 19, 2023, the net investment income or loss consisted of the Fund’s pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
22

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
I  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, prior to December 24, 2023, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it received to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may have varied over time, was limited to amounts that had been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee was recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
J  Interim Financial Statements—The interim financial statements relating to July 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $45,064,687 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2023, $25,964,275 are short-term and $19,100,412 are long-term.
23

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$696,609,445
Gross unrealized appreciation	$ 10,535,860
Gross unrealized depreciation	(6,242,541)
Net unrealized appreciation	$ 4,293,319
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by EVM, an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
Prior to the close of business on May 19, 2023, when the Fund’s assets were invested in the Portfolio, the Fund was allocated its share of the Portfolio’s investment adviser fee. The Portfolio paid advisory fees to Boston Management and Research (BMR), an affiliate of EVM, on the same fee schedule as that of the Fund as described above. For the six months ended July 31, 2023, the Fund’s allocated portion of the investment adviser fee paid by the Portfolio amounted to $641,747 and the investment adviser and administration fee paid by the Fund amounted to $430,718. For the six months ended July 31, 2023, the Fund’s investment adviser and administration fee, including the investment adviser fee allocated from the Portfolio, was 0.32% (annualized) of the Fund’s average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund. Prior to the close of business on May 19, 2023, the Portfolio had delegated the investment management of the Portfolio to Parametric and BMR paid Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio.
The Fund (and Portfolio prior to the close of business on May 19, 2023) may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund and investment adviser fee paid by the Portfolio prior to the close of business on May 19, 2023, is/was reduced by an amount equal to its pro-rata share of the advisory and administration fee paid by the Fund/Portfolio due to its investment in the Liquidity Fund. For the six months ended July 31, 2023, the investment adviser and administration fee paid was reduced by $8,244 relating to the Fund’s investment in the Liquidity Fund, and the investment adviser fee allocated from the Portfolio was reduced by $21,760 relating to the Portfolio's investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2024. Pursuant to this agreement, EVM and Parametric were allocated $110,686 in total of the Fund’s operating expenses for the six months ended July 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2023, EVM earned $5,501 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $1,256 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on sales of Class A shares for the six months ended July 31, 2023 in the amount of $6,101. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
24

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2023 amounted to $78,341 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2023, the Fund paid or accrued to EVD $68,798 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2023 amounted to $22,933 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2023, the Fund was informed that EVD received less than $100 of CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments by the Portfolio, other than short-term obligations and investments transferred to the Fund, for the period from February 1, 2023 through May 19, 2023 aggregated $125,762,994 and $39,126,617, respectively. Purchases and sales of investments by the Fund, other than short-term obligations and investments transferred from the Portfolio, for the period from May 20, 2023 through July 31, 2023 aggregated $200,743,930 and $196,237,530, respectively.
Increases and decreases in the Fund’s investment in the Portfolio for the period from February 1, 2023 through May 19, 2023 were $69,820,120 and $692,309,904, respectively. Included in decreases is $679,434,523, representing the Fund’s interest in the Portfolio as of the close of business on May 19, 2023, which was exchanged for the Fund’s pro-rata share of net assets of the Portfolio on that date having the same fair value. The Fund’s cost of its investment in the Portfolio on such date of $681,418,335 was carried forward to the net assets acquired from the Portfolio and no gain or loss was recognized on the exchange.
25

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions, were as follows:
	Six Months Ended July 31, 2023 (Unaudited)		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	915,649	$ 11,032,628	1,248,153	$ 14,928,446
Issued to shareholders electing to receive payments of distributions in Fund shares	55,121	662,702	91,217	1,085,155
Redemptions	(728,361)	(8,780,842)	(2,662,574)	(31,676,043)
Net increase (decrease)	242,409	$ 2,914,488	(1,323,204)	$ (15,662,442)
Class C
Sales	18,192	$ 218,275	181,603	$ 2,165,075
Issued to shareholders electing to receive payments of distributions in Fund shares	11,950	143,645	19,945	236,978
Redemptions	(326,997)	(3,933,331)	(946,397)	(11,268,463)
Net decrease	(296,855)	$ (3,571,411)	(744,849)	$ (8,866,410)
Class I
Sales	12,807,467	$ 154,758,120	25,794,132	$ 307,646,291
Issued to shareholders electing to receive payments of distributions in Fund shares	606,695	7,291,381	924,341	10,997,652
Redemptions	(6,416,704)	(77,350,437)	(46,888,880)	(556,287,736)
Net increase (decrease)	6,997,458	$ 84,699,064	(20,170,407)	$(237,643,793)
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to its line of credit during the six months ended July 31, 2023.
26

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

9   Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $37,398,895, which represents 5.3% of the Fund's net assets. Transactions in such investments by the Portfolio for the period from February 1, 2023 through May 19, 2023 and by the Fund for the period from May 20, 2023 through July 31, 2023, were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)(1)	Change in unrealized appreciation (depreciation)(1)	Value, end of period	Dividend income(1)	Shares, end of period
Affiliated Fund
Liquidity Fund	$55,719,647	$248,416,947	$(266,737,699)	$ —	$ —	$37,398,895	$913,573	37,398,895
(1)	Includes allocation from the Portfolio for the period that the Fund was investing in the Portfolio.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 663,503,869	$ —	$ 663,503,869
Short-Term Investments	37,398,895	—	—	37,398,895
Total Investments	$ 37,398,895	$ 663,503,869	$ —	$700,902,764
27

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1  for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
28

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee
29

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser and coordinating activities in implementing the investment strategies of the Fund. The Board also considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the abilities and experience of the Sub-adviser’s investment professionals in implementing the investment strategies of the Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups involved in managing the Fund and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as appropriate benchmark indices. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than its secondary benchmark index and lower than its primary benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
30

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which include breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
31

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
32

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
July 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
33

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
34

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
35

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
36

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22625    7.31.23

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Semiannual Report
July 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Semiannual Report July 31, 2023
Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	(0.35)%	1.60%	1.65%	1.67%
Class A with 3.25% Maximum Sales Charge	—	—	(3.61)	(1.74)	0.99	1.25
Class C at NAV	05/04/2015	05/04/2015	(0.72)	0.84	0.89	0.93
Class C with 1% Maximum Deferred Sales Charge	—	—	(1.71)	(0.15)	0.89	0.93
Class I at NAV	05/04/2015	05/04/2015	(0.23)	1.86	1.91	1.93

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	(0.25)%	0.42%	1.51%	1.53%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.80%	1.55%	0.55%
Net	0.65	1.40	0.40
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.69%	1.94%	2.94%
SEC 30-day Yield – Subsidized	2.70	2.04	3.04
SEC 30-day Yield – Unsubsidized	2.52	1.85	2.84
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
3

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Endnotes and Additional Disclosures

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
4

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2023 to July 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (2/1/23)	Ending Account Value (7/31/23)	Expenses Paid During Period* (2/1/23 – 7/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 996.50	$3.17**	0.64%
Class C	$1,000.00	$ 992.80	$6.87**	1.39%
Class I	$1,000.00	$ 997.70	$1.93**	0.39%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.62	$3.21**	0.64%
Class C	$1,000.00	$1,017.90	$6.95**	1.39%
Class I	$1,000.00	$1,022.86	$1.96**	0.39%
*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on January 31, 2023.
**	Absent an allocation of certain expenses to affiliate(s), expenses would be higher.
5

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 89.4%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.0%
Texas Water Development Board, 4.55%, 10/15/38	$1,500	$ 1,625,100
		$ 1,625,100
Education — 4.3%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 4.00%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$1,000	$ 972,080
Bethlehem Area School District Authority, PA, 3.908%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	2,300	2,251,332
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	253,700
		$ 3,477,112
Electric Utilities — 7.0%
Foley Utilities Board, AL:
5.00%, 11/1/30	$755	$ 847,707
5.00%, 11/1/31	900	1,023,966
Fremont, NE, Combined Utilities Revenue, 1.75%, 7/15/33	1,600	1,285,376
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.30% to 10/1/26 (Put Date), 10/1/46	1,700	1,689,018
Seattle, WA, Municipal Light and Power Revenue, 4.23%, (SIFMA + 0.25%), 5/1/45(1)	500	491,955
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	255,570
		$ 5,593,592
Escrowed/Prerefunded — 0.0%(2)
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Escrowed to Maturity, 5.00%, 9/1/23	$35	$ 35,039
		$ 35,039
General Obligations — 34.6%
Amarillo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	$750	$ 801,157
Bexar County, TX, 3.00%, 6/15/30	2,350	2,322,669
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	25	25,050
California, 2.85%, 12/1/32	500	482,840
Campton Township, IL, 5.00%, 12/15/23	105	105,528
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/28	535	454,044
Columbia School District, MO, 2.10%, 3/1/27	500	469,135
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
David Douglas School District No. 40, OR:
0.00%, 6/15/26	$525	$ 475,535
0.00%, 6/15/27	325	284,980
0.00%, 6/15/28	310	262,923
0.00%, 6/15/30	155	122,132
0.00%, 6/15/32	750	543,937
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	51,286
Forest Lake, MN, 2.15%, 2/1/27	300	284,490
Frisco, TX, 2.00%, 2/15/33	515	443,853
Hays Consolidated Independent School District, TX, (PSF Guaranteed), 3.25%, 2/15/32	1,000	1,002,880
Houston Independent School District, TX, (PSF Guaranteed), 4.00% to 6/1/25 (Put Date), 6/1/39	2,000	2,019,840
Illinois, 5.00%, 3/1/25	1,750	1,788,745
Knox County, TN, 2.90%, 6/1/32	2,000	1,916,660
Lakeland, FL, 5.00%, 10/1/24	50	50,938
Lewisville, TX, 2.75%, 2/15/33	1,620	1,529,264
Lockhart Independent School District, TX, (PSF Guaranteed), 5.00%, 8/1/33	155	157,770
Marathon County, WI, 2.00%, 2/1/32	985	845,494
New York, NY, 5.00%, 8/1/31	1,000	1,160,540
North Carolina, 2.00%, 6/1/33	1,365	1,189,775
Orange County, NC, 2.875%, 2/1/32	950	919,020
Rochester, MN, 1.25%, 2/1/31	1,195	985,015
Rutherford County, TN, 1.50%, 4/1/33	1,500	1,200,480
Somerville, MA, 1.75%, 10/15/33	3,000	2,502,120
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	300,672
5.00%, 4/1/28	300	328,659
5.00%, 4/1/30	135	153,159
Torrance Unified School District, CA, (Election of 2008), 0.00%, 8/1/26	2,000	1,798,840
Umatilla School District No. 6R, OR:
0.00%, 6/15/25	70	65,233
0.00%, 6/15/26	20	17,988
0.00%, 6/15/27	150	130,284
Worthington City School District, OH, 0.00%, 12/1/32	780	553,543
		$27,746,478
Hospital — 2.1%
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	$25	$ 25,185
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,070,060
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	30,642

6
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	$35	$ 36,399
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/31/24 (Put Date), 8/15/54	500	503,565
		$ 1,665,851
Housing — 11.2%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$500	$ 526,985
Maine Housing Authority, Social Bonds, 3.125% to 5/1/24 (Put Date), 11/15/54	2,500	2,488,025
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,000	1,053,010
New York Mortgage Agency:
2.05%, 4/1/28	230	212,382
2.10%, 10/1/28	135	124,805
2.25%, 4/1/30	325	290,865
2.30%, 10/1/30	395	357,779
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	750	796,905
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,000	1,051,970
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	1,940	2,076,208
		$ 8,978,934
Insured - Escrowed/Prerefunded — 0.1%
New Britain, CT, (BAM), Escrowed to Maturity, 5.00%, 3/1/25	$50	$ 51,417
		$ 51,417
Insured - General Obligations — 4.1%
Glendale Union High School District No. 205, AZ, (AGM), 5.00%, 7/1/33	$625	$ 724,013
Rancho Santiago Community College District, CA, (Election of 2002):
(AGM), 0.00%, 9/1/27	750	652,860
(AGM), 0.00%, 9/1/28	1,210	1,018,396
(AGM), 0.00%, 9/1/30	500	391,085
Rialto Unified School District, CA, (Election of 2022):
(BAM), 0.00%, 8/1/28	120	101,891
(BAM), 0.00%, 8/1/29	150	123,113
(BAM), 0.00%, 8/1/30	325	257,117
		$ 3,268,475
Security	Principal Amount (000's omitted)	Value
Insured - Lease Revenue/Certificates of Participation — 1.4%
Fairfield, CA, Certificates of Participation, (AGC), 0.00%, 4/1/33	$1,330	$ 941,613
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	184,513
		$ 1,126,126
Insured - Special Tax Revenue — 0.0%(2)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$ 10,204
		$ 10,204
Insured - Water and Sewer — 0.1%
Hamburg Municipal Authority, PA, Sewer Revenue, (AGM), 2.00%, 10/1/30	$75	$ 65,594
		$ 65,594
Lease Revenue/Certificates of Participation — 1.1%
Aspen Fire Protection District, CO, 4.00%, 12/1/23	$120	$ 120,193
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	226,222
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	302,331
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	248,837
		$ 897,583
Other Revenue — 5.5%
Black Belt Energy Gas District, AL, (Liq: Royal Bank of Canada), 4.00% to 12/1/31 (Put Date), 6/1/51	$840	$ 826,980
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	255	265,057
5.00%, 12/1/28	545	565,748
5.00%, 12/1/29	600	621,204
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 9/1/30 (Put Date), 9/1/53	2,000	2,103,580
		$ 4,382,569
Senior Living/Life Care — 4.2%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$ 1,219,230
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	60	60,703
5.00%, 11/15/25	60	61,150
5.00%, 11/15/29	830	838,142
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	100,101

7
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.25%, 11/1/34	$500	$ 561,525
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	49,777
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	75	74,832
4.00%, 11/15/24	65	64,355
4.00%, 11/15/25	125	122,719
4.00%, 11/15/27	45	43,364
4.00%, 11/15/28	30	28,619
4.00%, 11/15/29	50	47,199
4.00%, 11/15/30	140	130,717
		$ 3,402,433
Special Tax Revenue — 1.5%
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 3.92%, 11/1/38(3)	$1,215	$ 1,215,000
		$ 1,215,000
Transportation — 5.3%
Hawaii, Highway Revenue, 5.00%, 1/1/29	$2,500	$ 2,631,900
Maryland Department of Transportation, 3.00%, 9/1/32	500	491,870
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/32	1,000	1,148,420
		$ 4,272,190
Water and Sewer — 4.9%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 56,113
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/24	1,000	1,019,550
North Penn Water Authority, PA, 4.44%, (SIFMA + 0.46%), 11/1/23(1)	400	399,884
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,435,525
		$ 3,911,072
Total Tax-Exempt Municipal Obligations (identified cost $71,503,645)		$71,724,769

Short-Term Investments — 6.6%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.19%(4)	5,248,139	$ 5,248,139
Total Short-Term Investments (identified cost $5,248,139)		$ 5,248,139
Total Investments — 96.0% (identified cost $76,751,784)		$76,972,908
Other Assets, Less Liabilities — 4.0%		$ 3,234,819
Net Assets — 100.0%		$80,207,727
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at July 31, 2023.
(2)	Amount is less than 0.05%.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at July 31, 2023.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2023.
At July 31, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	14.9%
Others, representing less than 10% individually	74.5%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At July 31, 2023, 5.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 3.7% of total investments.

8
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
9
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Statement of Assets and Liabilities (Unaudited)

July 31, 2023
Assets
Unaffiliated investments, at value (identified cost $71,503,645)	$ 71,724,769
Affiliated investments, at value (identified cost $5,248,139)	5,248,139
Interest receivable	577,814
Dividends receivable from affiliated investments	17,205
Receivable for investments sold	2,927,591
Receivable for Fund shares sold	161,484
Receivable from affiliates	4,460
Total assets	$80,661,462
Liabilities
Payable for Fund shares redeemed	$ 373,048
Payable to affiliates:
Investment adviser and administration fee	21,107
Distribution and service fees	4,491
Accrued expenses	55,089
Total liabilities	$ 453,735
Net Assets	$80,207,727
Sources of Net Assets
Paid-in capital	$ 82,905,627
Accumulated loss	(2,697,900)
Net Assets	$80,207,727
Class A Shares
Net Assets	$ 8,515,042
Shares Outstanding	835,273
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.19
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.53
Class C Shares
Net Assets	$ 3,100,663
Shares Outstanding	304,164
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.19
Class I Shares
Net Assets	$ 68,592,022
Shares Outstanding	6,721,408
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.21
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Statement of Operations (Unaudited)

Six Months Ended
July 31, 2023
Investment Income
Dividend income from affiliated investments	$ 121,429
Interest income	1,228,186
Total investment income	$ 1,349,615
Expenses
Investment adviser and administration fee	$ 121,902
Distribution and service fees:
Class A	11,266
Class C	15,552
Trustees’ fees and expenses	2,726
Custodian fee	13,893
Transfer and dividend disbursing agent fees	14,895
Legal and accounting services	14,468
Printing and postage	3,408
Registration fees	40,425
Miscellaneous	6,837
Total expenses	$ 245,372
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 70,211
Total expense reductions	$ 70,211
Net expenses	$ 175,161
Net investment income	$ 1,174,454
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (542,642)
Net realized loss	$ (542,642)
Change in unrealized appreciation (depreciation):
Investments	$ (760,807)
Net change in unrealized appreciation (depreciation)	$ (760,807)
Net realized and unrealized loss	$(1,303,449)
Net decrease in net assets from operations	$ (128,995)
11
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Statements of Changes in Net Assets

	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31, 2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,174,454	$ 1,500,697
Net realized loss	(542,642)	(2,441,229)
Net change in unrealized appreciation (depreciation)	(760,807)	(225,244)
Net decrease in net assets from operations	$ (128,995)	$ (1,165,776)
Distributions to shareholders:
Class A	$ (126,710)	$ (178,045)
Class C	(32,116)	(30,862)
Class I	(980,269)	(1,334,584)
Total distributions to shareholders	$ (1,139,095)	$ (1,543,491)
Transactions in shares of beneficial interest:
Class A	$ (335,800)	$ (5,085,490)
Class C	(44,536)	(309,226)
Class I	8,378,273	(12,082,234)
Net increase (decrease) in net assets from Fund share transactions	$ 7,997,937	$(17,476,950)
Net increase (decrease) in net assets	$ 6,729,847	$(20,186,217)
Net Assets
At beginning of period	$ 73,477,880	$ 93,664,097
At end of period	$80,207,727	$ 73,477,880
12
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Financial Highlights

	Class A
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.370	$ 10.590	$ 10.910	$ 10.600	$ 10.240	$ 10.170
Income (Loss) From Operations
Net investment income	$ 0.148	$ 0.171	$ 0.102	$ 0.132	$ 0.172	$ 0.157
Net realized and unrealized gain (loss)	(0.185)	(0.215)	(0.303)	0.308	0.360	0.070
Total income (loss) from operations	$ (0.037)	$ (0.044)	$ (0.201)	$ 0.440	$ 0.532	$ 0.227
Less Distributions
From net investment income	$ (0.143)	$ (0.169)	$ (0.100)	$ (0.130)	$ (0.172)	$ (0.157)
From net realized gain	—	(0.007)	(0.019)	—	—	—
Total distributions	$ (0.143)	$ (0.176)	$ (0.119)	$ (0.130)	$ (0.172)	$ (0.157)
Net asset value — End of period	$10.190	$10.370	$10.590	$10.910	$10.600	$10.240
Total Return(1)(2)	(0.35)% (3)	(0.37)%	(1.87)%	4.19%	5.23%	2.26%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 8,515	$ 9,006	$ 14,526	$ 22,853	$ 19,901	$ 17,978
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.64% (4)(5)	0.64% (5)	0.65%	0.65%	0.65%	0.65%
Net investment income	2.91% (4)	1.57%	0.92%	1.23%	1.64%	1.56%
Portfolio Turnover	50% (3)	90%	34%	81%	41%	91%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.18%, 0.16%, 0.13%, 0.16%, 0.18% and 0.20% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
13
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Financial Highlights — continued

	Class C
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.370	$ 10.590	$ 10.910	$ 10.590	$ 10.240	$ 10.170
Income (Loss) From Operations
Net investment income	$ 0.110	$ 0.093	$ 0.019	$ 0.053	$ 0.093	$ 0.081
Net realized and unrealized gain (loss)	(0.185)	(0.214)	(0.302)	0.318	0.350	0.070
Total income (loss) from operations	$ (0.075)	$ (0.121)	$ (0.283)	$ 0.371	$ 0.443	$ 0.151
Less Distributions
From net investment income	$ (0.105)	$ (0.092)	$ (0.018)	$ (0.051)	$ (0.093)	$ (0.081)
From net realized gain	—	(0.007)	(0.019)	—	—	—
Total distributions	$ (0.105)	$ (0.099)	$ (0.037)	$ (0.051)	$ (0.093)	$ (0.081)
Net asset value — End of period	$10.190	$10.370	$10.590	$10.910	$10.590	$10.240
Total Return(1)(2)	(0.72)% (3)	(1.12)%	(2.60)%	3.52%	4.35%	1.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 3,101	$ 3,198	$ 3,591	$ 3,994	$ 3,875	$ 3,951
Ratios (as a percentage of average daily net assets):
Expenses (2)	1.39% (4)(5)	1.39% (5)	1.40%	1.40%	1.40%	1.40%
Net investment income	2.16% (4)	0.89%	0.17%	0.48%	0.90%	0.80%
Portfolio Turnover	50% (3)	90%	34%	81%	41%	91%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.18%, 0.16%, 0.13%, 0.16%, 0.18% and 0.20% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
14
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Financial Highlights — continued

	Class I
	Six Months Ended July 31, 2023 (Unaudited)	Year Ended January 31,
		2023	2022	2021	2020	2019
Net asset value — Beginning of period	$ 10.380	$ 10.600	$ 10.920	$ 10.610	$ 10.250	$ 10.180
Income (Loss) From Operations
Net investment income	$ 0.160	$ 0.196	$ 0.127	$ 0.159	$ 0.198	$ 0.182
Net realized and unrealized gain (loss)	(0.174)	(0.214)	(0.301)	0.308	0.360	0.070
Total income (loss) from operations	$ (0.014)	$ (0.018)	$ (0.174)	$ 0.467	$ 0.558	$ 0.252
Less Distributions
From net investment income	$ (0.156)	$ (0.195)	$ (0.127)	$ (0.157)	$ (0.198)	$ (0.182)
From net realized gain	—	(0.007)	(0.019)	—	—	—
Total distributions	$ (0.156)	$ (0.202)	$ (0.146)	$ (0.157)	$ (0.198)	$ (0.182)
Net asset value — End of period	$10.210	$10.380	$10.600	$10.920	$10.610	$10.250
Total Return(1)(2)	(0.23)% (3)	(0.12)%	(1.62)%	4.45%	5.49%	2.51%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 68,592	$ 61,275	$ 75,548	$ 66,298	$ 47,792	$ 31,936
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.39% (4)(5)	0.39% (5)	0.40%	0.40%	0.40%	0.40%
Net investment income	3.15% (4)	1.88%	1.17%	1.46%	1.88%	1.79%
Portfolio Turnover	50% (3)	90%	34%	81%	41%	91%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.18%, 0.16%, 0.13%, 0.16%, 0.18% and 0.20% of average daily net assets for the six months ended July 31, 2023 and the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Not annualized.
(4)	Annualized.
(5)	Includes a reduction by the investment adviser of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the six months ended July 31, 2023 and the year ended January 31, 2023).
15
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of July 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
16

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Interim Financial Statements—The interim financial statements relating to July 31, 2023 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
At January 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $2,434,165 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2023, $1,226,020 are short-term and $1,208,145 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$76,709,672
Gross unrealized appreciation	$ 805,134
Gross unrealized depreciation	(541,898)
Net unrealized appreciation	$ 263,236
17

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the six months ended July 31, 2023, the investment adviser and administration fee amounted to $121,902 or 0.32% (annualized) of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
The Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the six months ended July 31, 2023, the investment adviser and administration fee paid was reduced by $4,035 relating to the Fund’s investment in the Liquidity Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2024. Pursuant to this agreement, EVM and Parametric were allocated $66,176 in total of the Fund's operating expenses for the six months ended July 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended July 31, 2023, EVM earned $1,185 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,638 as its portion of the sales charge on sales of Class A shares for the six months ended July 31, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended July 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the six months ended July 31, 2023 amounted to $11,266 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the six months ended July 31, 2023, the Fund paid or accrued to EVD $11,664 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the six months ended July 31, 2023 amounted to $3,888 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
18

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% CDSC if redeemed within 12 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the six months ended July 31, 2023, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $40,210,943 and $36,192,683, respectively, for the six months ended July 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions were as follows:
	Six Months Ended July 31, 2023 (Unaudited)		Year Ended January 31, 2023
	Shares	Amount	Shares	Amount
Class A
Sales	61,673	$ 632,268	127,739	$ 1,306,576
Issued to shareholders electing to receive payments of distributions in Fund shares	12,359	126,211	17,448	177,448
Redemptions	(107,398)	(1,094,279)	(648,240)	(6,569,514)
Net decrease	(33,366)	$ (335,800)	(503,053)	$ (5,085,490)
Class C
Sales	4,278	$ 43,383	69,657	$ 699,085
Issued to shareholders electing to receive payments of distributions in Fund shares	3,145	32,116	3,041	30,862
Redemptions	(11,681)	(120,035)	(103,349)	(1,039,173)
Net decrease	(4,258)	$ (44,536)	(30,651)	$ (309,226)
Class I
Sales	1,555,859	$ 15,943,915	5,026,077	$ 51,335,670
Issued to shareholders electing to receive payments of distributions in Fund shares	95,902	980,238	131,048	1,333,361
Redemptions	(834,298)	(8,545,880)	(6,379,165)	(64,751,265)
Net increase (decrease)	817,463	$ 8,378,273	(1,222,040)	$(12,082,234)
19

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Notes to Financial Statements (Unaudited) — continued

8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 24, 2023. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2022, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund had no borrowings pursuant to its line of credit during the six months ended July 31, 2023.
9   Affiliated Investments
At July 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,248,139, which represents 6.6% of the Fund's net assets. Transactions in such investments by the Fund for the six months ended July 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$6,057,601	$35,078,963	$(35,888,425)	$ —	$ —	$5,248,139	$121,429	5,248,139
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 71,724,769	$ —	$ 71,724,769
Short-Term Investments	5,248,139	—	—	5,248,139
Total Investments	$ 5,248,139	$ 71,724,769	$ —	$76,972,908
20

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser.  Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.
21

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory and administrative agreement between Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund”) and Eaton Vance Management (the “Adviser”) and the sub-advisory agreement between the Adviser and Parametric Portfolio Associates, LLC (the “Sub-adviser”), an affiliate of the Adviser, with respect to the Fund, including their respective fee
22

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.
The Board considered the Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. Regarding the Adviser, the Board considered the Adviser’s responsibilities with respect to oversight of the Sub-adviser. With respect to the Sub-adviser, the Board considered the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the abilities and experience of Sub-adviser’s investment professionals in implementing the investment strategies of the Fund. In particular, the Board considered the abilities and experience of the Sub-adviser’s investment professionals in the Sub-adviser’s tax-advantaged bond strategies group and the investment professionals in the Adviser’s and Sub-adviser’s municipal research groups in managing the Fund and other funds and accounts that invest primarily in municipal bonds and employ tax-advantaged bond and laddered strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund.
The Board considered the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three- and five-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was higher than the Fund’s benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.
23

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund, including the benefits of research services that may be available to the Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Fund to continue to benefit from any economies of scale in the future.
24

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund's Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program.  As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund's investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund's liquidity risk, and is responsible for making certain reports to the Fund's Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund's portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund's Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund's Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions.  During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund's prospectus for more information regarding the Fund's exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.
25

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
July 31, 2023
Officers and Trustees

Officers
Eric A. Stein President	Nicholas S. Di Lorenzo Secretary
Deidre E. Walsh Vice President and Chief Legal Officer	Richard F. Froio Chief Compliance Officer
James F. Kirchner Treasurer
Trustees
George J. Gorman Chairperson
Alan C. Bowser
Mark R. Fetting
Cynthia E. Frost
Valerie A. Mosley
Anchal Pachnanda*(1)
Keith Quinton
Marcus L. Smith
Susan J. Sutherland
Scott E. Wennerholm
Nancy A. Wiser

*	Interested Trustee
(1)	Ms. Pachnanda began serving as Trustee effective April 1, 2023.
26

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
27

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
28

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
29

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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

19417    7.31.23

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: September 25, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: September 25, 2023